                                                      Registration Nos. 33-49098
                                                                       811-06719

              As filed with the Securities and Exchange Commission
                               on April 29, 2004



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

         Post-Effective Amendment No. 37                                   [X]


                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT                                [X]
 COMPANY ACT OF 1940

         Amendment No. 38                                                  [X]


                                   BB&T FUNDS
               (Exact Name of Registrant as Specified in Charter)

                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                    (Address of principal executive offices)

               Registrant's telephone number, including Area Code:
                                 (800) 228-1872
                                 --------------

                         George O. Martinez, President
                                   BB&T Funds
                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                     (Name and address of agent for service)

                          Copies of communications to:

                             Alan G. Priest, Esquire
                                Ropes & Gray LLP
              One Metro Center, 700 12th Street, N.W., Suite 900
                             Washington, D.C. 20005

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)

[X] on May 1, 2004 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(i)

[ ] on June 30, 2004 pursuant to paragraph (a)(i)

[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on [  ] pursuant to paragraph (b)

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for post-effective amendment No. __ filed on [date].

BB&T Balanced Fund
BB&T Large Company Value Fund
BB&T Large Company Growth Fund
BB&T Mid Cap Value Fund
BB&T Mid Cap Growth Fund
BB&T Small Company Value Fund
BB&T Small Company Growth Fund
BB&T International Equity Fund
BB&T Special Opportunities Equity Fund
BB&T Short U.S. Government Fund
BB&T Intermediate U.S. Government Fund
BB&T Intermediate Corporate Bond Fund
BB&T Georgia Intermediate Tax-Free Fund
BB&T Kentucky Intermediate Tax-Free Fund
BB&T Maryland Intermediate Tax-Free Fund
BB&T North Carolina Intermediate Tax-Free Fund
BB&T South Carolina Intermediate Tax-Free Fund
BB&T Virginia Intermediate Tax-Free Fund
BB&T West Virginia Intermediate Tax-Free Fund
BB&T Prime Money Market Fund
BB&T U.S. Treasury Money Market Fund
BB&T Capital Manager Conservative Growth Fund
BB&T Capital Manager Moderate Growth Fund
BB&T Capital Manager Growth Fund
BB&T Capital Manager Equity Fund


The information required by Items 1 through 9 for the above-referenced Funds of the Registrant is hereby incorporated by reference to Part A of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 30, 2004. The information required by items 10 through 22 for the above-referenced Funds of the Registrant is hereby incorporated by reference to Part B of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 30, 2004.


BB&T Equity Income Fund

The information required by Items 1 through 9 for the above-referenced Fund of the Registrant is hereby incorporated by reference to Part A of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on April 15, 2004. The information required by Items 10 through 22 for the above-referenced Fund of BB&T Funds (the "Registrant") is hereby incorporated by reference to Part B of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on April 15, 2004.

                               [BB&T FUNDS LOGO]

                                   PROSPECTUS

                               EQUITY INDEX FUND

                                 CLASS A SHARES
                                 CLASS B SHARES
                                 CLASS C SHARES
                                   PROSPECTUS


                                  MAY 1, 2004


                                   QUESTIONS?

                              Call 1-800-228-1872
                       or your investment representative

The Securities and Exchange Commission has not approved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

         BB&T FUNDS                                   TABLE OF CONTENTS


                                                      RISK/RETURN SUMMARY AND FUND EXPENSES

                                            [SCALE
                                          GRAPHIC]
Carefully review this important                           3  Overview
section which summarizes the                              4  Equity Index Fund
Fund's investments, risks, past
performance, and fees.

                                                      ADDITIONAL INVESTMENT STRATEGIES AND RISKS

                                       [MAGNIFYING
                                             GLASS
                                          GRAPHIC]
Review this section for                                   8  Investment Practices
information on investment                                 9  Investment Risks
strategies and their risks.

                                                      FUND MANAGEMENT

                                            [CHART
                                          GRAPHIC]
Review this section for details on                       10  The Investment Adviser
the people and organizations who                         11  The Distributor and Administrator
oversee the Fund.

                                                      SHAREHOLDER INFORMATION

                                             [BOOK
                                          GRAPHIC]
Review this section for details on                       12  Choosing a Share Class
how shares are valued, how to                            13  Pricing of Fund Shares
purchase, sell and exchange                              14  Purchasing and Adding to Your Shares
shares, related charges, and                             17  Selling Your Shares
payments of dividends and                                19  General Policies on Selling Shares
distributions.                                           20  Distribution Arrangements/Sales Charges
                                                         23  Distribution and Service (12b-1) Fees
                                                         24  Exchanging Your Shares
                                                         25  Dividends, Distributions and Taxes

                                                      OTHER INFORMATION ABOUT THE FUND

                                      [INFORMATION
                                          GRAPHIC]
                                                         26  Financial Highlights

 [SCALE GRAPHIC]

 RISK/RETURN SUMMARY AND FUND EXPENSES                  OVERVIEW



    THE FUND                              BB&T Funds is a mutual fund family that offers different
                                          classes of shares in separate investment portfolios ("BB&T
                                          Funds"). The Funds have individual investment goals and
                                          strategies. This prospectus gives you important information about the Class A Shares, Class B Shares, and Class C Shares of the BB&T Equity Index Fund ("Fund") that you should know before investing. Please read this prospectus and keep it
                                          for future reference.
                                          The Equity Index Fund described in this prospectus is a
                                          mutual fund. A mutual fund pools shareholders' money and,
                                          using professional investment managers, invests it in
                                          securities like stocks and bonds. Before you look at the
                                          Fund, you should know a few general basics about investing in mutual funds.
                                          The value of your investment in the Fund is based on the
                                          market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect
                                          securities markets generally, as well as those that affect particular companies or government units. These price
                                          movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets
                                          where these securities trade.
                                          LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR
                                          INVESTMENT IN THE FUND. YOUR INVESTMENT IN THE FUND IS NOT A
                                          DEPOSIT OR AN OBLIGATION OF BRANCH BANKING AND TRUST
                                          COMPANY, BB&T CORPORATION, THEIR AFFILIATES, OR ANY BANK. IT
                                          IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.
                                          Each of the BB&T Funds has its own investment goal and
                                          strategies for reaching that goal. However, it cannot be
                                          guaranteed that each BB&T Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.
                                          The Adviser invests the Fund's assets in a way that the
                                          Adviser believes will help the Fund achieve its goal. The
                                          Adviser's judgments and other factors may cause the Fund to underperform other funds with similar objectives.

   RISK/RETURN SUMMARY AND FUND EXPENSES                         OVERVIEW


                          EQUITY INDEX FUND

                                          This Fund seeks to provide investment results that
                                          correspond as closely as practicable, before fees and
                                          expenses, to the total return of the broad range of common stocks represented in the Standard & Poor's 500(R) Composite
                                          Stock Price Index (the "S&P 500(R) Index").
    WHO MAY WANT TO INVEST                Consider investing in this Fund if you are:
                                            - seeking a long-term goal such as retirement
                                            - looking to add a growth component to your portfolio
                                            - willing to accept the risks of investing in the stock
                                              markets
                                          This Fund may not be appropriate if you are:
                                            - pursuing a short-term goal or investing emergency
                                              reserves
                                            - uncomfortable with an investment that will fluctuate in
                                              value

   RISK/RETURN SUMMARY AND FUND EXPENSES                EQUITY INDEX FUND


                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks to provide investment results that correspond as closely as practicable, before fees and expenses, to the total return of the broad range of stocks represented in the
                                          S&P 500(R) Index.(1)

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund presently invests all of its assets in a separate open-end management investment company, called the S&P 500 Index Master Portfolio ("Master
                                          Portfolio") of Master Investment Portfolio, that has a
                                          substantially similar investment objective. For simplicity's sake, all discussion of the Fund's investment objective,
                                          strategies, and risks refer also to the Master Portfolio's objective, strategies, and risks, unless otherwise
                                          indicated.

                                          The Master Portfolio holds each of the stocks that make up the S&P 500(R) Index, which is a widely used measure of
                                          large U.S. company stock performance. The S&P 500(R) Index consists of the common stocks of 500 major corporations
                                          selected according to:
                                            - Size
                                            - Frequency and ease of stock trading, and
                                            - Representation of the size and diversity of the American economy.

                                          The S&P 500(R) Index is capitalization weighted. This means that if all the shares of company A are worth twice as much as all the shares of company B, A's return will count twice as much as B's in calculating the S&P 500(R) Index's overall return. Consequently, the Fund, through its investment in
                                          the Master Portfolio, is invested in all the securities that make up the S&P 500(R) Index and holds those securities in amounts that match their weighting in the S&P 500(R) Index.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:

                                          INDEX INVESTING: The Fund attempts to track the performance of the S&P 500(R) Index. Therefore, securities may be
                                          purchased, retained and sold by the Fund at times when an
                                          actively managed fund would not do so. If the value of
                                          securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities.

                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.

                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- stocks in the S&P
                                          500(R) Index -- will underperform other kinds of investments or market averages.

                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on pages 8-9.


   (1) "S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund or Master Portfolio.

   RISK/RETURN SUMMARY AND FUND EXPENSES                EQUITY INDEX FUND


   [BAR CHART]                               PERFORMANCE BAR CHART AND TABLE(1,
                                             2)
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR CLASS A SHARES

1994                                                                              0.93%
95                                                                               37.30%
96                                                                               22.77%
97                                                                               33.22%
98                                                                               28.56%
99                                                                               20.74%
2000                                                                             -9.19%
2001                                                                            -12.24%
2002                                                                            -22.56%
2003                                                                             28.28%

                                      The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.


                                                                            Best quarter:         21.07%      12/31/98
                                                                            Worst quarter:       -17.27%       9/30/02


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended


                                                    December 31, 2003)(1)


The chart and table on this page show
   how the Fund has performed and how
   its performance has varied from
   year to year. The bar chart gives
   some indication of risk by showing
   changes in the Fund's yearly
   performance to demonstrate the
   Fund's volatility. The table below
   it compares the Fund's adjusted
   performance, over time to that of
   the S&P 500(R) Index, a widely
   recognized, unmanaged index of
   common stocks. Of course, past
   performance does not indicate how
   the Fund will perform in the
   future.


The returns for the Fund shown in the
   bar chart will differ from Class B
   Share, and Class C Share returns
   of the Fund because of differences
   in expenses of each class. The
   table below assumes that Class B
   and Class C shareholders redeem
   all of their fund shares at the
   end of the period indicated. The
   after tax returns included in the
   table are only for Class A Shares.
   After tax returns for Class B and
   Class C Shares will vary.


                                                                          1 YEAR       5 YEARS       10 YEARS
 FUND CLASS A SHARES(2)
   RETURN BEFORE TAXES                                                    20.91%       -2.28%          9.65%
   RETURN AFTER TAXES ON DISTRIBUTIONS(3)                                 20.72%       -2.46%          9.56%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES(3)         13.84%       -2.02%          8.56%
 FUND CLASS B SHARES(4)
   RETURN BEFORE TAXES                                                    23.18%       -1.95%          9.44%
 FUND CLASS C SHARES(5)
   RETURN BEFORE TAXES                                                    27.35%       -1.74%          9.56%
   S&P 500(R) INDEX**                                                     28.67%       -0.57%         11.06%

                                                                          SINCE INCEPTION
 FUND CLASS A SHARES(2)                                                   (7/02/93)*
   RETURN BEFORE TAXES                                                          9.73%
   RETURN AFTER TAXES ON DISTRIBUTIONS(3)                                       9.64%
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES(3)               8.66%
 FUND CLASS B SHARES(4)
   RETURN BEFORE TAXES                                                          9.50%
 FUND CLASS C SHARES(5)
   RETURN BEFORE TAXES                                                          9.61%
   S&P 500(R) INDEX**                                                          11.15%


(1) Both charts assume reinvestment of dividends and distributions. Performance data includes the performance of the Master Portfolio for the period prior to the Fund's commencement of operations on September 11, 2000. The Fund will have annual returns substantially similar to those of the Master Portfolio because the Fund is fully invested in the Master Portfolio. Its annual returns will differ only to the extent that it does not have the same expenses.

(2) Performance data for the period prior to the Fund's commencement of operations on September 11, 2000, has been adjusted to reflect the 5.75% sales charge, Rule 12b-1 fees and other expenses applicable to Class A Shares of the Fund.


(3 )After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for Class B and C Shares will vary.


(4) Performance data for the period prior to the Fund's commencement of operations on September 11, 2000, has been adjusted to reflect the contingent deferred sales charge for the period shown, Rule 12b-1 fees and other expenses applicable to Class B Shares of the Fund.

(5) Performance data for the period prior to the Fund's commencement of operations on May 1, 2001 is based on the performance of Class B Shares. All prior class performance has been adjusted to reflect the contingent deferred sales charge for the period shown, Rule 12b-1 fees and other expenses applicable to Class C Shares of the Fund.

 * The Master Portfolio commenced operations on July 2, 1993. The S&P 500(R) Index is calculated from July 30, 1993.

** Reflects no deduction for fees, expenses, or taxes.

   RISK/RETURN SUMMARY AND FUND EXPENSES                EQUITY INDEX FUND



                                               FEES AND EXPENSES*



                                                     SHAREHOLDER TRANSACTION EXPENSES            CLASS A   CLASS B   CLASS C
                                                     (FEES PAID BY YOU DIRECTLY)(1)              SHARES    SHARES    SHARES
                                                     Maximum Sales Charge (load) on Purchases    5.75%(2)    None      None
                                                     -----------------------------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)          None    5.00%(3)  1.00%(4)
                                                     -----------------------------------------------------------------------
                                                     Redemption Fee (on shares sold within 30
                                                     days of purchase)(5)                         2.00%     2.00%     2.00%

                                                     ANNUAL FUND OPERATING EXPENSES(6)           CLASS A   CLASS B   CLASS C
                                                     (FEES PAID FROM FUND ASSETS)                SHARES    SHARES    SHARES

                                                     Management Fee                               0.05%     0.05%     0.05%
                                                     -----------------------------------------------------------------------
                                                     Distribution and Service
                                                     (12b-1) Fee(7)                               0.50%     1.00%     1.00%
                                                     -----------------------------------------------------------------------
                                                     Other Expenses                               0.40%     0.40%     0.40%
                                                     -----------------------------------------------------------------------
                                                     Total Annual Fund Operating Expenses(7)      0.95%     1.45%     1.45%
                                                     -----------------------------------------------------------------------
                                                       Fee Waivers or Expense/Reimbursement(7)    0.25%     0.00%     0.00%
                                                     -----------------------------------------------------------------------
                                                     Total Annual Fund Operating Expenses(7)      0.70%     1.45%     1.45%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Fund.

                                   (2) Lower sales charges are available
                                   depending upon the amount invested. For
                                   investments of $1 million or more, a
                                   contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                   (3) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

                                   (4) The CDSC on Class C Shares is applicable only to redemptions with one year of purchase.

                                   (5) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (6) Annual Fund Operating Expenses, including Total Annual Fund Operating Expenses, include the Fund's and Master Portfolio's fees and expenses.


                                   (7) The Fund's Distributor has contractually agreed to limit the distribution and service (12b-1) fees for Class A shares of the Fund to 0.25% for the period from May 1, 2004 through April 30, 2005. For the current fiscal year, total actual operating expenses are expected to be less than the amount shown above because of voluntary additional fee waivers or expense reimbursements. With these fee waivers or reimbursements, the Fund's total actual operating expenses for each class are expected to be: Class A Shares, 0.48%, Class B Shares, 1.23%, Class C Shares, 1.23%. These voluntary fee waivers or expense reimbursement arrangements may be discontinued at any time.


As an investor in the Equity
   Index Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

   ------------------------------
CONTINGENT DEFERRED SALES CHARGE

   Some Fund share classes impose
   a back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.

   ------------------------------


                                               EXPENSE EXAMPLE*



                                                                                 1       3       5        10
                                                         EQUITY INDEX FUND      YEAR   YEARS   YEARS    YEARS
                                                     CLASS A SHARES             $642   $837    $1,047   $1,653
                                                     ---------------------------------------------------------
                                                     CLASS B SHARES
                                                     Assuming Redemption        $558   $759    $  892   $1,600
                                                     Assuming No Redemption     $158   $459    $  792   $1,600
                                                     ---------------------------------------------------------
                                                     CLASS C SHARES
                                                     Assuming Redemption        $258   $459    $  792   $1,735
                                                     Assuming No Redemption     $158   $459    $  792   $1,735


                                   * These examples reflect the fees and
                                   expenses of both the Fund and the Master
                                   Portfolio.

    Use the table at right to compare
    fees and expenses with those
    of other funds. It illustrates
    the amount of fees and
    expenses you would pay,
    assuming the following:

  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period
  - no changes in the Fund's
    operating expenses
    Because this example is
    hypothetical and for
    comparison only, your actual
    costs will be different.

 [MAGNIFYING GLASS GRAPHIC]

 ADDITIONAL INVESTMENT STRATEGIES AND RISKS



   EQUITY INDEX FUND

   TRACKING. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Portfolio. Under normal market conditions, at least 90% of the Master Portfolio's assets, including any borrowing for investment purposes, are invested in securities comprising the S&P 500(R) Index. The Master Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the S&P 500(R) Index. It does not seek to "beat" the market it tracks. Barclays Global Fund Advisors ("BGFA"), the Master Portfolio's investment adviser, makes no attempt to apply economic, financial, or market analysis when managing the portfolio. It selects securities because they will help the Master Portfolio achieve returns corresponding to index returns. Including a security among the Master Portfolio's holdings implies no opinion as to its attractiveness as an investment.


   As a matter of non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in the securities comprising an equity index selected by the Adviser or another investment company that invests substantially all of its assets in such an index. This policy will not be changed without 60 days advance notice to shareholders.

   INVESTING IN INDEXES. Investors often look to indexes as a standard of performance. Indexes are model portfolios, groups of stocks or bonds selected to represent not actual securities, but an entire market. One way an index fund can seek to match an index's performance, before fees and expenses, is through buying all the index's securities in the same proportion as they are reflected in the index. This is what the Master Portfolio does with regard to the S&P 500(R) Index.


   INVESTING IN ETFS, FUTURES, AND OPTIONS. The Master Portfolio may invest in Exchange Traded Funds ("ETFs"), futures contracts and options on futures contracts, including stock index futures and options thereon, to remain fully invested while keeping cash on hand, either in anticipation of shareholder redemptions or because it has not yet invested new shareholder money. The Master Portfolio may invest in high-quality money market instruments to provide liquidity.


   MASTER/FEEDER STRUCTURE. While BB&T Asset Management, Inc. is the Fund's named investment adviser, BB&T Asset Management, Inc. receives no management fee, and has no day-to-day management duties while the Fund is fully invested in a separate open-end management investment company, such as the Master Portfolio, that has a substantially similar investment objective as the Fund. BGFA serves as investment adviser for the Master Portfolio. The Master Portfolio may accept investments from other feeder funds.

   FEEDER FUND EXPENSES. The feeders bear the Master Portfolio's expenses in proportion to the amount of assets each invests in the Portfolio. Each feeder can set its own transaction minimums, fund-specific expenses, and conditions.

   FEEDER FUND RIGHTS. Under the master/feeder structure, the Fund's Investment Adviser may withdraw the Fund's assets from the Master Portfolio if the Fund's Board of Trustees determines that doing so is in shareholders' best interests. If the Investment Adviser withdraws the Fund's assets, it would then consider whether it should assume day-to-day management, invest in another master portfolio, or recommend other action to the Fund's Board of Trustees.

   INVESTMENT PRACTICES

   The Fund and the Master Portfolio invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund and Master Portfolio use, as well as the main risks they pose. Equity securities are subject mainly to market risk.

   Following the table is a more complete discussion of risk. You may also consult the SAI for additional details regarding these and other permissible investments.

    INSTRUMENT                                                        RISK TYPE
    ----------                                                        ---------
    DERIVATIVES: Instruments whose value is derived from an           Management
    underlying contract, index or security, or any combination        Market
    thereof, including futures, options (e.g., put and calls),        Credit
    options on futures, swap agreements, and some                     Liquidity
    mortgage-backed securities.                                       Leverage
                                                                      Interest Rate
    EXCHANGE TRADED FUND ("ETF"): Open or closed-end mutual           Management
    funds that are traded on exchanges continuously throughout        Market
    the day, including some for which BGFA serves as investment advisor.

    FUTURES AND RELATED OPTIONS: A contract providing for the         Management
    future sale and purchase of a specified amount of a               Market
    specified security, class of securities, or an index at a         Credit
    specified time in the future and at a specified price.            Liquidity
                                                                      Leverage

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


    INSTRUMENT                                                        RISK TYPE
    ----------                                                        ---------
    REVERSE REPURCHASE AGREEMENT: The sale of a security and the      Market
    simultaneous commitment to buy the security back at an            Leverage
    agreed upon price on an agreed upon date. This is treated as a borrowing by the Fund.

    SECURITIES LENDING: The lending of up to 33 and 1/3% of the       Market
    Fund's total assets. In return the Fund will receive cash,        Leverage
    other securities, and/or letters of credit.                       Liquidity
                                                                      Credit

   INVESTMENT RISKS

   Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund and the Master Portfolio may fluctuate, as will the value of your investment in the Fund. Certain investments are more susceptible to these risks than others.

   CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

   INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market.

   Groups or asset classes of stocks tend to go through cycles of doing better or worse than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.


   INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.


   LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

       HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund or Master Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund or Master Portfolio's hedging transactions will be effective.

       SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund or Master Portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

   LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

   MANAGEMENT RISK. The risk that a strategy used by the Fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

 [CHART GRAPHIC]

 FUND MANAGEMENT


   MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable.


   THE INVESTMENT ADVISER


   ADVISER TO THE FUND. BB&T Asset Management, Inc. ("BB&T Asset Management" or the "Adviser") is the adviser for the Fund. BB&T Asset Management is a wholly-owned subsidiary of BB&T Corporation ("BB&T"), a financial holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. As of December 31, 2003, BB&T had assets of approximately $90.5 billion. Through its subsidiaries BB&T operates over 1,350 banking offices in Alabama, Florida, Georgia, Indiana, Kentucky, Tennessee, Maryland, North Carolina, South Carolina, Virginia, West Virginia, and Washington, D.C., providing a broad range of financial services to individuals and businesses.



   In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, insurance and travel services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912. While BB&T Asset Management has not provided investment advisory services to registered investment companies other than the BB&T Funds, it has experience in managing collective investment funds with investment portfolios and objectives comparable to those of the BB&T Funds. BB&T Asset Management employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T Asset Management and its predecessors have managed common and collective investment funds for its fiduciary accounts for more than 20 years. BB&T Asset Management currently manages discretionary assets of more than $14 billion.



   Under its Investment Advisory Agreement with respect to the Equity Index Fund, BB&T Asset Management exercises general oversight over the investment performance of the Fund. BB&T Asset Management will advise the Board of Trustees if investment of all of the Fund's assets in shares of the Master Portfolio is no longer an appropriate means of achieving the Fund's investment objective. For periods in which all the Fund's assets are not invested in the Master Portfolio, BB&T Asset Management will receive an investment advisory fee from the Fund. If BB&T Asset Management assumes active management of the Fund prior to April 30, 2005, it will limit its investment advisory fee to an annual rate of 0.05% of average net assets so managed. Thereafter, the fee may be at 0.50% of average net assets under BB&T Asset Management's investment advisory agreement with the Fund.



   ADVISER TO THE MASTER PORTFOLIO. Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. It makes the day-to-day decisions on buying and selling securities for the Master Portfolio and conducts the research leading to those decisions. BGFA is located at 45 Fremont Street, San Francisco, California 94105. It is a wholly owned subsidiary of Barclays Global Investors, N.A., which in turn is an indirect subsidiary of Barclays Bank PLC. Barclays Global Investors is the world's largest manager of institutional investment assets. As of December 31, 2003, Barclays Global Investors and its affiliates, including BGFA, provided investment advisory services for assets worth over $1 trillion. BGFA may deal, trade, and invest for its own accounts in the types of securities in which the Master Portfolio may also invest. BGFA is entitled to receive monthly fees at the annual rate of 0.05% of the average daily net assets of the Master Portfolio as compensation for its advisory services.



   Unlike many traditional active investment funds, there is no single portfolio manager who makes investment decisions for the Master Portfolio. Instead, the Master Portfolio tracks the S&P 500(R) Index. The process reflects BGFA's commitment to an objective and consistent investment management structure.

   FUND MANAGEMENT




   THE DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services, L.P. (the "Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219, serves as the Fund's administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

   BISYS Fund Services, L.P. (the "Distributor") also serves as the distributor of the Fund's shares. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

   The SAI has more detailed information about the Adviser and other service providers.

 [BOOK GRAPHIC]

 SHAREHOLDER INFORMATION

   CHOOSING A SHARE CLASS
   Class A Shares, Class B Shares, and Class C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

   CLASS A SHARES

   - Front-end sales charges, as described on page 20.

   - Distribution and service (12b-1) fees of 0.50% of average daily net assets.

   CLASS B SHARES

   - No front-end sales charge; all your money goes to work for you right away.

   - Distribution and service (12b-1) fees of 1.00% of average daily net assets.

   - A deferred sales charge, as described on page 21.

   - Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

   - Maximum investment for all Class B purchases: $250,000.

   CLASS C SHARES

   - No front-end sales charge; all your money goes to work for you right away.

   - Distribution and service (12b-1) fees of 1.00% of average daily net assets.

   - A deferred sales charge, as described on page 21.

   - Maximum investment for all Class C purchases: None.

   For actual past expenses of each share class, see the fund information earlier in this prospectus.

   Because 12b-1 fees are paid on an ongoing basis, Class B and Class C shareholders could end up paying more expenses over the long term than if they had paid a sales charge.


   Generally, expenses applicable to the Fund are allocated to each share class of the Fund on the basis of the relative net assets of each class. Expenses applicable to a particular share class, such as distribution and service (12b-1) fees, are borne solely by that share class.

   SHAREHOLDER INFORMATION




   PRICING OF FUND SHARES

   ------------------------------
   HOW NAV IS CALCULATED
   The NAV is calculated by
   adding the total value of the
   Fund's investments and other
   assets, subtracting all of its
   liabilities and then dividing
   that figure by the number of
   outstanding shares of the
   Fund:
               NAV =
        Total Assets - Total
            Liabilities
   -------------------------------
          Number of Shares
            Outstanding

   Generally, assuming certain
   criteria are met, you can find
   the Fund's NAV daily in The
   Wall Street Journal and other
   newspapers. NAV is calculated
   separately for each class of
   shares.


   ------------------------------

Per share NAV for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange is open.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by BB&T Funds' Pricing Committee pursuant to procedures established by BB&T Funds' Board of Trustees. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES

                                                                                             MINIMUM INITIAL     MINIMUM
                                                                         ACCOUNT TYPE          INVESTMENT       SUBSEQUENT
                                                                   Class A, Class B or Class
                                                                     C
                                                                   -------------------------------------------------------
                                                                   Regular                            $1,000            $0
                                                                   -------------------------------------------------------
                                                                   Automatic Investment Plan             $25           $25


                                         All purchases must be in U.S. dollars.
                                         A fee will be charged for any checks
                                         that do not clear. Third-party checks,
                                         money orders and credit card convenient
                                         checks are not accepted.




                                         The Fund may waive its minimum purchase
                                         requirement. The Distributor may reject
                                         a purchase order if it considers it in
                                         the best interest of the Fund and its
                                         shareholders.



                                         From time to time, throughout the year
                                         2003, BB&T or BISYS may offer a special
                                         investment bonus of up to $50 in value
                                         for individuals who purchase Class A,
                                         Class B, or Class C Shares of a BB&T
                                         Fund (excluding Money Market Funds)
                                         through BB&T Investment Services. The
                                         minimum investment required to receive
                                         the investment bonus is $5,000 and the
                                         minimum holding period is six months.
                                         One investment bonus is allowed per
                                         shareholder. For more information
                                         regarding the investment bonus, you
                                         should call your BB&T investment
                                         Counselor or the BB&T Funds at
                                         1-800-228-1872.

You may purchase the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

   -----------------------------------------------------------------------------

   AVOID TAX WITHHOLDING


   The Fund is required to withhold a percentage of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified Taxpayer Identification Number or who are not otherwise in compliance with IRS rules. To avoid this, make sure you provide your correct Taxpayer Identification Number (Social Security Number for most investors) on your account application.

   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   BY REGULAR MAIL

   If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

   Initial Investment:

   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.


   2. Make check or bank draft payable to "BB&T Funds."


   3. Mail to: BB&T Funds
      P.O. Box 182533, Columbus, OH 43218-2533

   Subsequent:

   1. Use the investment slip attached to your account statement. Or, if unavailable,

   2. Include the following information on a piece of paper:
      - BB&T Funds/Fund name
      - Share class
      - Amount invested
      - Account name
      - Account number
      Include your account number on your check.

   3. Mail to: BB&T Funds
      P.O. Box 182533, Columbus, OH 43218-2533

   BY OVERNIGHT SERVICE

   See instructions 1-2 above for subsequent investments.

   4. Send to: BB&T Funds
      c/o BISYS Fund Services
      Attn: T.A. Operations
      3435 Stelzer Road, Columbus, OH 43219.

   ELECTRONIC PURCHASES

   Your bank must participate in the Automated Clearing House (ACH) and must be a U. S. Bank. Your bank or broker may charge for this service.

   Establish electronic purchase option on your account application or call 1-800-228-1872. Your account can generally be set up for electronic purchases within 15 days.

   Call 1-800-228-1872 to arrange a transfer from your bank account.

                                             ELECTRONIC VS. WIRE TRANSFER

                                             Wire transfers allow financial
                                             institutions to send funds to each
                                             other, almost instantaneously.
                                             With an electronic purchase or
                                             sale, the transaction is made
                                             through the Automated Clearing
                                             House (ACH) and may take up to
                                             eight days to clear. There is
                                             generally no fee for ACH
                                             transactions.



                                             QUESTIONS?

                                             Call 800-451-8382 or your
                                             investment representative.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   For initial investment:
   Fax the completed application, along with a request for a confirmation number to 1-800-228-1872. Follow the instructions below after receiving your confirmation number.

   For initial and subsequent investments:
   Instruct your bank to wire transfer your investment to:
   Huntington National Bank
   Routing Number: ABA #044 000 024
   A/C 01899607383
   BB&T Funds

   Include:
   Your name and account number
   Your confirmation number

   AFTER INSTRUCTING YOUR BANK TO WIRE THE FUNDS, CALL 1-800-228-1872 TO ADVISE US OF THE AMOUNT BEING TRANSFERRED AND THE NAME OF YOUR BANK
   -------------------------------------

   YOU CAN ADD TO YOUR ACCOUNT BY USING
   THE CONVENIENT OPTIONS DESCRIBED
   BELOW. THE FUND RESERVES THE RIGHT TO
   CHANGE OR ELIMINATE THESE PRIVILEGES
   AT ANY TIME WITH 60 DAYS NOTICE.
   -------------------------------------
   AUTOMATIC INVESTMENT PLAN
   You can make automatic investments in
   the Fund from your bank account,
   through payroll deduction or from
   your federal employment, Social
   Security or other regular government
   checks. Automatic investments can be
   as little as $25, once you've
   invested the $25 minimum required to
   open the account.

   To invest regularly from your bank
   account:

      - Complete the Automatic
        Investment Plan portion on your
        Account Application or the
        supplemental sign-up form
      - Make sure you note:
         - Your bank name, address and
           account number
         - The amount you wish to invest
           automatically (minimum $25)
         - How often you want to invest
           (every month, 4 times a year,
           twice a year or once a year)
      - Attach a voided personal check.

   Call 1-800-228-1872 for an enrollment form or consult the SAI for additional information.


   The Fund's transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person's) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, the Funds, the Distributor and the transfer agent each reserve the right to close your account or to take such other action as they deem reasonable or required by law.


   -----------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A Shares than for Class B and Class C Shares, because Class A Shares have lower distribution expenses. Income dividends for the Fund are declared and paid quarterly. Capital gains are distributed at least annually.

   Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.

   -----------------------------------------------------------------------------

DIRECTED DIVIDEND OPTION

By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another BB&T Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES

   You may sell your shares at
   any time. Your sales price
   will be the next NAV after
   your sell order is received
   by the Fund, its transfer
   agent, or your investment
   representative. Normally you
   will receive your proceeds
   within a week after your
   request is received. See
   section on "General Policies
   on Selling Shares" below.

   BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)


     1. Call 1-800-228-1872 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below).


   BY MAIL

     1. Call 1-800-228-1872 to request redemption forms or write a letter of instruction indicating:
        - your Fund and account number
        - amount you wish to redeem
        - address where your check should be sent
        - account owner signature

     2. Mail to: BB&T Funds, P.O. Box 182533, Columbus, OH 43218-2533.

   BY OVERNIGHT SERVICE (SEE "GENERAL POLICIES ON SELLING SHARES - REDEMPTIONS IN WRITING REQUIRED" BELOW)

     1. See instruction 1 above.
     2. Send to: BB&T Funds, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

CONTINGENT DEFERRED SALES CHARGE

When you sell Class B or Class C Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

INSTRUCTIONS FOR SELLING SHARES

If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES
   CONTINUED

   WIRE TRANSFER

   You must indicate this option on your application.

   The Fund will charge a $7 wire transfer fee for each wire transfer request (this fee is currently being waived). Note: Your financial institution may also charge a separate fee.

   Call 1-800-228-1872 to request a wire transfer.

   If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

   ELECTRONIC REDEMPTIONS

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

   Your bank may charge for this service.

   Call 1-800-228-1872 to request an electronic redemption.

   If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

   AUTO WITHDRAWAL PLAN

   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $25. To activate this feature:

     - Complete the supplemental sign-up form which you may obtain by calling 1-800-228-1872.

     - Include a voided personal check.

     - Your account must have a value of $5,000 or more to start withdrawals.

     - If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

   SHAREHOLDER INFORMATION





   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing if:

     - Redemption from an Individual Retirement Account ("IRA").

   You must request redemption in writing and obtain a signature guarantee if:

     - The check is not being mailed to the address on your account; or

     - The check is not being made payable to the owner of the account; or

     - Your account address has changed within the last ten business days; or

     - The redemption proceeds are being transferred to another Fund account with different registration; or

     - The redemption proceeds are being wired to bank instructions currently not on your account.

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.


   VERIFYING TELEPHONE REDEMPTIONS


   The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check.


   REDEMPTIONS FEES



   The BB&T Funds will assess a redemption fee of 2.00% of the total redemption amount if you sell your shares (of any class), including exchanging your shares for the shares of another BB&T Fund, after holding them for less than 30 days subject to certain exceptions or limitations described below. The redemption fee will not be assessed on sales of shares or exchanges out of the BB&T Money Market Funds. The redemption fee is paid directly to the BB&T Funds and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale. Although the BB&T Funds will attempt to assess this redemption fee on all applicable redemptions, there can be no guarantee that the BB&T Funds will be successful in doing so, including instances when omnibus accounts or retirement plans will not or cannot collect the redemption fee from their underlying accounts. Further, the BB&T Funds will not apply the redemption fee to certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs or systematic withdrawal plans, redemptions requested within 30 days following the death or disability of the shareholder (or, if a trust, its beneficiary), redemptions requested pursuant to minimum required distributions from retirement plans or redemptions initiated by the BB&T Funds. If you reinvest a dividend or capital gain and purchase more shares (in the same fund) those shares will not be subject to the redemption fee upon the sale of those shares or the exchange of those shares for shares of another fund.


   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   REDEMPTION IN KIND

   The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $1,000, the Fund may ask you to increase your balance. If it is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE DISTRIBUTION CHECKS

   For any shareholder who chooses to receive distributions in cash:

   If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund at the current NAV.

   SHAREHOLDER INFORMATION




   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   CALCULATION OF SALES CHARGES
   CLASS A SHARES

   Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

   The current sales charge rates are as follows:

                                          SALES CHARGE         SALES CHARGE
                   YOUR                    AS A % OF            AS A % OF
                INVESTMENT               OFFERING PRICE      YOUR INVESTMENT
      Up to $49,999                          5.75%                6.10%
      ------------------------------------------------------------------------
      $ 50,000 up to $ 99,999                4.50%                4.71%
      ------------------------------------------------------------------------
      $100,000 up to $249,999                3.50%                3.63%
      ------------------------------------------------------------------------
      $250,000 up to $499,999                2.50%                2.56%
      ------------------------------------------------------------------------
      $500,000 up to $999,999                2.00%                2.04%
      ------------------------------------------------------------------------
      $1,000,000 and above(1)                0.00%                0.00%

   (1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions. For sales of over $1 million or more, the Distributor pays broker-dealers out of its own assets, a fee of up to 1% of the offering price of such shares up to $2.5 million, 0.5% of the offering price from $2.5 million to $5 million, and 0.25% of the offering price over $5 million.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

                                                                            YEARS            CDSC AS A % OF
                                                                            SINCE             DOLLAR AMOUNT
                                                                          PURCHASE          SUBJECT TO CHARGE
                                                                             0-1                  5.00%
                                                                             1-2                  4.00%
                                                                             2-3                  3.00%
                                                                             3-4                  3.00%
                                                                             4-5                  2.00%
                                                                             5-6                  1.00%
                                                                         more than 6              None

CLASS B SHARES

   Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

   If you sell some but not all of your Class B shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

   CONVERSION FEATURE -- CLASS B SHARES

    - Class B Shares automatically convert to Class A Shares of the Fund after eight years from the end of the month of purchase.

    - After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.
    - You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

    - If you purchased Class B Shares of one BB&T Fund which you exchanged for Class B Shares of another BB&T Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.

    - The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

   CLASS C SHARES
   Class C Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class C Shares of the Fund before the first anniversary, you will have to pay a 1% contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to lower CDSC (typically shares held for the longest time).

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   SALES CHARGE REDUCTIONS
   Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

    - LETTER OF INTENT. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.


    - RIGHTS OF ACCUMULATION. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. You must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information to permit confirmation of your qualification for the right of accumulation.


    - COMBINATION PRIVILEGE. Combine accounts of multiple Funds (excluding the Money Market Fund) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

   SALES CHARGE WAIVERS
   CLASS A SHARES

   The following qualify for waivers of sales charges:

    - Existing Shareholders of the Fund upon the reinvestment of dividend and capital gain distributions;

    - Shares purchased with proceeds from redemptions from another mutual fund complex within 60 days after redemption, if you paid a front-end sales charge for those shares;

    - Officers, trustees, directors, advisory board members, employees and retired employees of the BB&T Funds, BB&T and its affiliates, the Distributor and its affiliates, and employees of the Sub-Advisers (and spouses, children and parents of each of the foregoing);

    - Investors for whom a BB&T correspondent bank or other financial institution acts in a fiduciary, advisory, custodial, agency, or similar capacity;

    - BB&T Fund shares purchased with proceeds from a distribution from BB&T or an affiliate trust or agency account (this waiver applies only to the initial purchase of a BB&T Fund subject to a sales load);

    - Investors who beneficially hold Trust Shares of any Fund of the BB&T
      Funds;

    - Investors who purchase Shares of the Fund through a payroll deduction plan, a 401(k) plan or a 403(b) plan which by its terms permits purchase of Shares;

    - Investors whose shares are held of record by, and purchases made on behalf of, other investment companies distributed by the Distributor or its affiliated companies; and

   The Distributor may also waive the sales charge at anytime in its own discretion. Consult the SAI for more details concerning sales charges waivers.

     REINSTATEMENT PRIVILEGE

     If you have sold Class A Shares or Class C Shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.
 22

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   CLASS B AND CLASS C SHARES

   The CDSC will be waived under certain circumstances, including the following:

    - Minimum required distributions from an IRA or other qualifying retirement plan to a Shareholder who has attained age 70 1/2.

    - Redemptions from accounts following the death or disability of the shareholder.

    - Returns of excess contributions to retirement plans.

    - Distributions of less than 12% of the annual account value under the Auto Withdrawal Plan.

    - Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.

   DISTRIBUTION AND SERVICE (12b-1) FEES

   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

    - The 12b-1 and shareholder servicing fees vary by share class as follows:

      - Class A Shares pay a 12b-1 fee of up to 0.50% of the average daily net assets of a Fund.

      - Class B Shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.

      - Class C Shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

    - The higher 12b-1 fee on Class B and Class C Shares, together with the CDSC, help the Distributor sell Class B and Class C Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

    - The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution.

   Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.


   DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS -- REVENUE SHARING



   The Administrator and/or its affiliates may pay out of their own assets compensation to broker-dealers and other persons for the sale and distribution of the Shares and/or for the servicing of the Shares. These additional cash incentives, sometimes referred to as "revenue sharing arrangements" are payments over and above the sales charges (including Rule 12b-1 fees) and service fees paid by the Fund, which are disclosed elsewhere in this prospectus. These additional cash payments made by the Administrator may be made to supplement commissions reallowed to dealers, and may take the form of (1) due diligence payments for a broker-dealer's examination of the Fund and payments for employee training and education relating to the Fund;
   (2) listing fees for the placement of the Fund on a broker-dealer's list of mutual funds available for purchase by its clients; (3) marketing support fees for providing assistance in promoting the sale of Shares; (4) payments in connection with attendance at sales meetings for the promotion of the sale of Shares; and (5) payments for the sale of shares and/or the maintenance of share balances. These payments, which may be different for different financial institutions, will not change the price an investor will pay for Shares or the amount that the Fund will receive for the sale of Shares.

   SHAREHOLDER INFORMATION


   EXCHANGING YOUR SHARES

   You can exchange your shares in
   the Fund for shares of the same
   class of another BB&T Fund,
   usually without paying
   additional sales charges (see
   "Notes" below). You must meet
   the minimum investment
   requirements for the Fund into
   which you are exchanging.
   Exchanges from one BB&T Fund to
   another are taxable. Class A
   Shares, Class B Shares, and
   Class C Shares may also be
   exchanged for Trust Shares of
   the same BB&T Fund if you become
   eligible to purchase Trust
   Shares. Neither Class B Shares
   nor Class C Shares may be
   exchanged for Class A Shares.
   Class C Shares may not be
   exchanged for Class B Shares.
   Please consult the Trust Share
   prospectus for more information.
   No transaction fees are
   currently charged for exchanges.
   However, the 2.00% redemption
   fee is charged on exchanges made
   within 30 days of a purchase or
   exchange transaction.


   AUTOMATIC EXCHANGES -- CLASS B
   SHARES ONLY


   You can use the BB&T Funds'
   Automatic Exchange feature to
   purchase Class B Shares of the
   Fund at regular intervals
   through regular, automatic
   redemptions from the your BB&T
   Fund account. To participate in
   the Automatic Exchange Plan:

     - Complete the appropriate
       section of the Account
       Application.
     - Keep a minimum of $10,000 in
       your BB&T Funds account and
       $1,000 in the Fund whose
       shares you are buying.

   To change the Automatic Exchange
   instructions or to discontinue
   the feature, you must send a
   written request to BB&T Funds,
   P.O. Box 182533, Columbus, Ohio
   43218-2533.

INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by sending a written request to BB&T Funds, P.O. Box 182533, Columbus OH 43218-2533, or by calling 1-800-228-1872. Please provide the following information:

  - Your name and telephone number
  - The exact name on your account and account number
  - Taxpayer identification number (usually your Social Security number)
  - Dollar value or number of shares to be exchanged
  - The name of the Fund from which the exchange is to be made.
  - The name of the Fund into which the exchange is being made.


See "Selling your Shares" for important information about telephone transactions.




To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to four exchanges from a Fund during a calendar year. However, there is no assurance that the Fund will be able to identify and eliminate all market timers. For example, certain accounts include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult to apply redemption fees and to identify market timing activity.

NOTES ON EXCHANGES

  - When exchanging from a BB&T Fund that has no sales charge or a lower sales charge to a BB&T Fund with a higher sales charge, you will pay the difference.

  - The registration and tax identification numbers of the two accounts must be identical.
  - The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

  - Be sure to read carefully the Prospectus of any BB&T Fund into which you wish to exchange shares.

   SHAREHOLDER INFORMATION




   DIVIDENDS, DISTRIBUTIONS AND TAXES

   Please consult your tax adviser regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.


   Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that distributions of long-term capital gains will be taxed as such regardless of how long you have held your shares. The IRS generally treats any dividends and short-term capital gains you receive from the BB&T Funds as ordinary income. Distributions of Investment Income designated by the Fund as derived from "qualified investment income" will be taxed at the rate applicable long-term capital gains, provided holding period and other requirements are met at each of the Shareholder, Fund and Master Portfolio levels. Distributions are taxable whether you received them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).


   Any gain resulting from the sale or exchange of your Fund Shares (even if the income from which is tax exempt) will generally be subject to tax. You should consult your tax adviser for more information on your own tax situation, including possible state and local taxes.

   BB&T Funds will send you a statement each year showing the tax status of all your distributions.

   - The dividends and short-term capital gains that you receive are considered ordinary income for tax purposes.

   - Any distributions of net long-term capital gains by the Fund are taxable to you as long-term capital gains for tax purposes, no matter how long you've owned shares in the Fund.

   - Taxes are not considered when deciding to buy or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

   - If you sell or exchange shares, any gain or loss you have is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

   - Distributions of dividends or capital gains, and capital gains or losses from your sale or exchange of Fund shares, may be subject to state and local income taxes as well.


   The tax information in this prospectus is provided as general information and may not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.)


   MORE INFORMATION ABOUT TAXES IS IN OUR SAI.

   OTHER INFORMATION ABOUT THE FUND                BB&T EQUITY INDEX FUND




   FINANCIAL HIGHLIGHTS

   The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is incorporated by reference in the SAI, which is available upon request.



                                                           FOR THE        FOR THE        FOR THE      SEPTEMBER 11,
                                                          YEAR ENDED     YEAR ENDED     YEAR ENDED      2000 THRU
                                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                             2003           2002           2001          2000(a)
                                                         ------------   ------------   ------------   -------------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                   $   5.90       $  7.70        $  8.83         $ 10.00
    ---------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
    Net investment income                                      0.08          0.06           0.05            0.02
    Net realized and unrealized gains (losses) from
      investments                                              1.58         (1.80)         (1.13)          (1.17)
    ---------------------------------------------------------------------------------------------------------------
    Total from Investment Activities                           1.66         (1.74)         (1.08)          (1.15)
    ---------------------------------------------------------------------------------------------------------------
    DIVIDENDS:
    Net investment income                                     (0.08)        (0.06)         (0.05)          (0.02)
    ---------------------------------------------------------------------------------------------------------------
    Total Dividends                                           (0.08)        (0.06)         (0.05)          (0.02)
    ---------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                         $   7.48       $  5.90        $  7.70         $  8.83
    ---------------------------------------------------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES SALES CHARGE)                      28.28%       (22.56)%       (12.24)%        (11.50)%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets,End of Period (000's)                     $109,282       $56,661        $39,700         $13,632
      Ratio of expenses to average net assets                  0.48%         0.55%          0.54%           0.55%(c)
      Ratio of net investment income to average net
        assets                                                 1.31%         1.08%          0.74%           1.42%(c)
      Ratio of expenses to average net assets without
        fee waivers*                                           0.95%         1.05%          1.10%           1.31%(c)
      Portfolio turnover(d)                                       8%           12%             9%             10%



    * During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.


    (a) Period from the commencement of operations.


    (b) Not annualized.


    (c) Annualized.


    (d) This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.

   OTHER INFORMATION ABOUT THE FUND                BB&T EQUITY INDEX FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                           FOR THE        FOR THE        FOR THE      SEPTEMBER 11,
                                                          YEAR ENDED     YEAR ENDED     YEAR ENDED      2000 THRU
                                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                             2003           2002           2001          2000(a)
                                                         ------------   ------------   ------------   -------------
    CLASS B SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                   $   5.83       $   7.60       $   8.82       $  10.00
    ---------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                    0.03           0.02             --(c)        0.02
      Net realized and unrealized gains (losses) from
        investments                                            1.54          (1.77)         (1.18)         (1.18)
    ---------------------------------------------------------------------------------------------------------------
      Total from Investment Activities                         1.57          (1.75)         (1.18)         (1.16)
    ---------------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                   (0.03)         (0.02)         (0.04)         (0.02)
    ---------------------------------------------------------------------------------------------------------------
      Total Dividends                                         (0.03)         (0.02)         (0.04)         (0.02)
    ---------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE -- END OF PERIOD                       $   7.37       $   5.83       $   7.60       $   8.82
    ---------------------------------------------------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES SALES CHARGE)                     (27.18)%       (23.05)%       (13.37)%       (11.61)%(d)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of Period (000's)                    $ 13,055       $  8,678       $  8,067       $    929
      Ratio of expenses to average net assets                  1.23%          1.30%          1.17%          1.30%(e)
      Ratio of net investment income to average net
        assets                                                 0.54%          0.34%          0.74%          1.92%(e)
      Ratio of expenses to average net assets without
        fee waivers*                                           1.45%          1.56%          1.37%          1.81%(e)
      Portfolio turnover(f)                                       8%            12%             9%            10%



                                                                          FOR THE        FOR THE       MAY 1, 2001
                                                                         YEAR ENDED     YEAR ENDED        THRU
                                                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                            2003           2002          2001(a)
                                                                        ------------   ------------   -------------
    CLASS C SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                                  $   5.86       $   7.56       $   8.34
    ---------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                                   0.04           0.03(b)          --(c)
      Net realized and unrealized gains (losses) from
        investments                                                           1.56          (1.70)         (0.72)
    ---------------------------------------------------------------------------------------------------------------
      Total from Investment Activities                                        1.60          (1.67)         (0.72)
    ---------------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                                  (0.04)         (0.03)         (0.06)
    ---------------------------------------------------------------------------------------------------------------
      Total Dividends                                                        (0.04          (0.03)         (0.06)
    ---------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE -- END OF PERIOD                                      $   7.42       $   5.86       $   7.56
    ---------------------------------------------------------------------------------------------------------------
    TOTAL RETURN (EXCLUDES SALES CHARGE)                                     27.35%        (22.08)%        (8.68)%(d)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of Period (000's)                                   $    813       $    776       $    107
      Ratio of expenses to average net assets                                 1.23%          1.30%          1.01%(e)
      Ratio of net investment income to average net
        assets                                                                0.52%          0.41%          1.09%(e)
      Ratio of expenses to average net assets without
        fee waivers*                                                          1.45%          1.56%          1.52%(e)
      Portfolio turnover(f)                                                      8%            12%             9%



    * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


    (a) Period from commencement of operations.


    (b) Per share net investment income has been calculated using the daily average shares method.


    (c) Amount less than $0.005.


    (d) Not annualized.


    (e) Annualized.


    (f) This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

   You can get free copies of Reports and the SAI, prospectuses of other members of the BB&T Funds Family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                                   BB&T Funds
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                           Telephone: 1-800-228-1872
                       Internet: http://www.bbtfunds.com

You can review the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

   - For a fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, N.W., Washington, D.C. 20549-6009, or by calling 202-942-8090, or by sending an e-mail to publicinfo@sec.gov.

   - Free from the Commission's Website at http://www.sec.gov.
Investment Company Act file no. 811-6719.


EI-R-PRO 05/04

                                   BB&T FUNDS

                                EQUITY INDEX FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2004

This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Class A Shares, Class B Shares, and Class C Shares Prospectus of BB&T Equity Index Fund dated May 1, 2004. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing BB&T Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free (800) 228-1872.

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                                TABLE OF CONTENTS

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BB&T FUNDS                                                                       1
INVESTMENT OBJECTIVES AND POLICIES                                               1
  Additional Information on Portfolio Instruments                                1
  Risk Considerations                                                           10
  Master/Feeder Structure                                                       11
  Investment Restrictions                                                       12
  Portfolio Turnover                                                            15
VALUATION                                                                       15
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                                  16
  Purchase of Class A, Class B and Class C Shares                               16
  Sales Charges                                                                 17
  Sales Charge Reductions and Waivers                                           18
  Exchange Privilege                                                            20
  Matters Affecting Redemption                                                  20
ADDITIONAL TAX INFORMATION                                                      22
MANAGEMENT OF BB&T FUNDS                                                        25
  Trustees                                                                      25
  Codes of Ethics                                                               30
  Investment Adviser                                                            30
  Proxy Voting Policies and Procedures                                          33
  Portfolio Transactions                                                        33
  Glass-Steagall Act                                                            34
  Administrator                                                                 35
  Distributor                                                                   36
  Securities Lending Agent                                                      38
  Custodian                                                                     39
  Transfer Agent and Fund Accounting Services                                   39
  Independent Auditors                                                          39
  Legal Counsel                                                                 39
ADDITIONAL INFORMATION                                                          39
  Organization and Description of Shares                                        39
  Shareholder and Trustee Liability                                             40
  Master Portfolio Organization                                                 40
  Miscellaneous                                                                 41
FINANCIAL STATEMENTS                                                            43
APPENDIX A
APPENDIX B
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                                      -i-

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                       STATEMENT OF ADDITIONAL INFORMATION

                                   BB&T FUNDS

         BB&T Funds is an open-end management investment company. BB&T Funds consist of twenty-six series of units of beneficial interest ("Shares") offered to the public, each representing interests in one of twenty-six separate investment portfolios (the "Funds"). This Statement of Information ("SAI") pertains to BB&T Equity Index Fund (the "Equity Index Fund") only.

         The Fund may offer to the public four classes of Shares: Class A Shares, Class B Shares, Class C Shares, and Institutional Shares (formerly Trust Shares). As of the date of this Statement of Additional Information, Institutional Shares of the Fund were not yet being offered. Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectus. Capitalized terms not defined herein are defined in the Prospectus. No investment in Shares of the Fund should be made without first reading the Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING SUBSTANTIALLY ALL OF ITS ASSETS IN THE S&P 500 INDEX MASTER PORTFOLIO (THE "MASTER PORTFOLIO"), WHICH IS A SERIES OF MASTER INVESTMENT PORTFOLIO ("MIP"), AN OPEN-END, MANAGEMENT INVESTMENT COMPANY.

         The Master Portfolio has substantially the same investment objective as the Fund. The Fund may withdraw its investment in the Master Portfolio at any time, if the Board of Trustees of the Fund determines that such action is in the best interests of the Fund and its shareholders. Upon such withdrawal, the Fund's Board of Trustees would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or hiring an investment adviser to manage the Fund's assets in accordance with the investment policies and restrictions described in the Fund's Prospectus and this SAI.

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

         The following policies supplement the information pertaining to portfolio instruments of the Fund as set forth in the Prospectus.

         BB&T EQUITY INDEX FUND. Under normal market conditions, at least 90% of the value of the Master Portfolio's net assets, including any borrowing for investment purposes, is invested in securities comprising the S&P 500(R) Index. The Master Portfolio has also represented that it attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets, before expenses, and the total return of the S&P 500(R) Index. Notwithstanding the factors described below, perfect (100%) correlation would be achieved if the total return of the Master Portfolio's net assets increased or decreased exactly as the total return of the S&P 500(R) Index increased or decreased.

         BORROWING. The Master Portfolio may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Master Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if the Master Portfolio maintains a segregated account.

         EQUITY SECURITIES. Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally; particular industries, sectors or geographic regions represented in those markets; or individual issuers. The types of developments that may affect an issuer of an equity security include management performance, financial leverage and reduced demand for the issuer's goods or services. Common and preferred stock represent equity or ownership interests in an issuer. Preferred stock, however, pays dividends at a specified rate and has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

         FLOATING- AND VARIABLE-RATE OBLIGATIONS. The Master Portfolio may purchase floating- and variable-rate obligations. The Master Portfolios may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable rate demand notes include master demand notes that are obligations that permit the Master Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Master Portfolio, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

         These obligations are direct lending arrangements between the lender and borrower. There may not be an established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Master Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Master Portfolios may invest in obligations that are not so rated only if Barclays Global Fund Advisors ("BGFA") determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Master Portfolios may invest. BGFA, on behalf of the Master Portfolios, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Master Portfolio's portfolio.

         FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES AND DELAYED-DELIVERY TRANSACTIONS. The Master Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Master Portfolio will generally purchase securities with the intention of acquiring them, the Master Portfolio may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by BGFA.

         FUTURES CONTRACTS AND OPTIONS TRANSACTIONS. The Master Portfolio may enter into futures contracts and may purchase and write (i.e. sell) options theron. A futures contract is an agreement between two parties, a buyer and a seller, to exchange a particular commodity or financial instrument at a specific price on a specific date in the future. An option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Options on futures contracts are similar to options on securities or currencies except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Futures contracts and options are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts are also subject to market risk (i.e., exposure to adverse price changes). For example, in employing futures contracts as a hedge against cash market price volatility, futures prices may correlate imperfectly with the prices of securities held by the Master Portfolio. Similarly, in employing futures contracts as a substitute for purchasing the designated underlying securities, the

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performance of the futures contract may correlate imperfectly with the performance of the direct investments for which the futures contract is a substitute.

         The Master Portfolio may engage only in futures contract transactions involving: (i) the sale of a futures contract (i.e., a short position) to hedge the value of securities held by the Master Portfolio; (ii) the purchase of a futures contract when the Master Portfolio holds a short position having the same delivery month (i.e., a long position offsetting a short position); or
(iii) the purchase of a futures contract to permit the Master Portfolio to, in effect, participate in the market for the designated securities underlying the futures contract without actually owning such designated securities. If the Master Portfolio enters into a short position in a futures contract as a hedge against anticipated adverse market movements and the market then rises, the increase in the value of the hedged securities will be offset, in whole or in part, by a loss on the futures contract. If, instead, the Master Portfolio purchases a futures contract as a substitute for investing in the designated underlying securities, the Master Portfolio will experience gains or losses that correspond generally to gains or losses in the underlying securities.

         Although the Master Portfolio intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Master Portfolio to substantial losses. If it is not possible, or if the Master Portfolio determines not to close a futures position in anticipation of adverse price movements, the Master Portfolio will be required to make daily cash payments on variation margin.

         Upon the exercise of an option on a futures contract, the writer of the option delivers to the holder of the option the futures position and the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily and that change would be reflected in the net asset value of the Master Portfolio.

         The Master Portfolio will file a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5, and, therefore, the Master Portfolio will not be subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

         Stock Index Futures and Options on Stock Index Futures. The S&P 500 Index Master Portfolio may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. An index futures contract is a standardized agreement between two parties that commits one party to buy and the other party to sell a stipulated quantity of a market index at a set price on or before a given date in the future. The seller never actually delivers "shares" of the index or shares of all the stocks in the index. Instead, the buyer and the seller settle the difference between the contract price and the market price in cash on the agreed-upon date - the buyer paying the difference if the actual price is lower than the contract price and the seller paying the difference if the actual price is higher. The Master Portfolios intend to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

         Options on stock indices are similar to options on stock except that
(a) the expiration cycles of stock index options are monthly, while those of stock options are currently quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount depends upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified multiplier. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset a position in stock index options prior to expiration by entering into a closing transaction on an exchange or the writer may let the option expire unexercised.

         Interest-Rate Futures Contracts and Options on Interest-Rate Futures Contracts. The Bond Index Master Portfolio may invest in interest-rate futures contracts and options on interest-rate futures contracts as a substitute for a comparable market position in the underlying securities. The Master Portfolio may also sell options on interest-rate futures contracts as part of closing purchase transactions to terminate their options positions. No assurance can be given that such closing transactions can be effected or the degree of correlation between price movements in the options on interest rate futures and price movements in the Master Portfolio's portfolio securities which are the subject of the transaction.

         Interest-Rate and Index Swaps. The Master Portfolios may enter into interest-rate and index swaps. Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments on fixed-rate payments). Index swaps involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. A Master Portfolio will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with the Master Portfolio receiving or paying, as the case may be, only the net amount of the two payments. If the Master Portfolio enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If there is a default by the other party to such a transaction, the Master Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

         The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no limit, except as provided below, on the amount of swap transactions that may be entered into by the Master Portfolio. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Master Portfolio is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case the Master Portfolio may not receive net amount of payments that the Master Portfolio contractually is entitled to receive.

         Future Developments. The Master Portfolio may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments that are not presently contemplated for use by the Master Portfolio or that are not currently available but which may be developed, to the extent such opportunities are both consistent with the Master Portfolio's investment objective and legally permissible for the Master Portfolio. Before entering into such transactions or making any such investment, the Master Portfolio will provide appropriate disclosure in its Part A or Part B.

         ILLIQUID SECURITIES. The Master Portfolio may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which the Master Portfolio cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

         INVESTMENT COMPANIES AND EXCHANGE TRADED FUNDS. The Master Portfolio may invest in securities issued by other open-end and closed end, management investment companies, including investment companies that are affiliated with the Master Portfolio and its advisor, BGFA, to the extent permitted under the 1940 Act. As a general matter, under the 1940 Act, investment in such securities is limited to: (i) 3% of the outstanding voting stock of any one investment company, (ii) 5% of the Master Portfolio's total assets with respect to any one investment company and (iii) 10% of the Master Portfolio's total assets with respect to all such companies in the aggregate. The Master Portfolios have obtained permission from the SEC (via exemptive order) to invest any cash balances that have not been otherwise invested in portfolio securities, and money received as collateral through securities lending activities in certain affiliated money market funds, including those of MIP, Barclays Global Investors Funds ("BGIF"), iShares Trust and iShares, Inc., which comply with Rule 2a-7 under the 1940 Act. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses.

         The Master Portfolios may purchase shares of exchange-traded funds ("ETFs"). Typically, the Master Portfolio would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts
- to obtain relatively low-cost exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Master Portfolio. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly than futures. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. The Master Portfolios may invest a small portion of their assets in shares of ETFs that are advised by BGFA. BGFA will receive investment advisory fees at both the Master Portfolio level and the ETF level for investments by the Master Portfolio in shares of an ETF advised by BGFA. Because most ETFs are investment companies, the Master Portfolio's purchases of ETF shares generally are subject to the 3/5/10% limitations described above.

         An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and the Master Portfolio could lose money investing in an ETF if the prices of the stocks owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF's shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

         LETTERS OF CREDIT. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the Master Portfolios may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of BGFA, as investment adviser, are of comparable quality to issuers of other permitted investments of such Master Portfolio may be used for letter of credit-backed investments.

         LOANS OF PORTFOLIO SECURITIES. Pursuant to guidelines approved by MIP's Board of Trustees, the Master Portfolio may lend its portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Master Portfolio may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Master Portfolio will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Master Portfolio's investment adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution.

         A Master Portfolio will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Master Portfolio. In connection with lending securities, the Master Portfolio may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, the Master Portfolio could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Master Portfolio if a material event affecting the investment is to occur. A Master Portfolio may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent.

         Barclays Global Investors, N.A. ("BGI"), acts as Securities Lending Agent for the Master Portfolios, subject to the overall supervision of the Master Portfolios' investment adviser. Pursuant to an exemptive order granted by the SEC, BGI is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard. The Master Portfolios have also obtained permission from the SEC (via exemptive order) to lend portfolio securities to certain affiliated borrowers, subject to a number of conditions.

         REPURCHASE AGREEMENTS. The Master Portfolio may engage in a repurchase agreement with respect to any security in which it is authorized to invest, including government securities and mortgage-related securities, regardless of their remaining maturities. A Master Portfolio may enter into repurchase agreements wherein the seller of a security to the Master Portfolio agrees to repurchase that security from the Master Portfolio at a mutually agreed-upon time and price that involves the acquisition by the Master Portfolio of an underlying debt instrument, subject to the seller's obligation to repurchase, and the Master Portfolio's obligation to resell, the instrument at a fixed price usually not more than one week after its purchase. BGFA monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. In connection with the sale of the underlying securities, the Master Portfolio may incur certain costs if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by the Master Portfolio may be delayed or limited. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Master Portfolio in connection with insolvency proceedings), it is the policy of the Master Portfolio to limit repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. The Master Portfolio considers on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements. Repurchase agreements are considered to be loans by the Master Portfolio under the 1940 Act.

         RESTRICTED SECURITIES. Restricted securities are subject to legal restrictions on their sale. Difficulty in selling restricted securities may result in a loss or be costly to the Master Portfolio. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the 1933 Act), or in a registered public offering. Where registration is required, the restricted security's holder may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time the holder decides to seek registration and the time the holder may be permitted to sell a security under an effective registration statement. If, during that period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

         REVERSE REPURCHASE AGREEMENTS. The Master Portfolio may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally the effect of such transactions is that the Master Portfolio can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Master Portfolio is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Master Portfolio has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Master Portfolio intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to the Master Portfolio. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Master Portfolio's assets. The custodian bank will maintain a separate account for the Master Portfolio with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered borrowings.

         SECURITIES OF NON-U.S. ISSUERS. The Master Portfolio may invest in certain securities of non-U.S. issuers. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, potential restrictions of the flow of international capital, and transaction costs of foreign currency conversions. Foreign issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy with respect to growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. In addition, changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

         Obligations of Foreign Governments, Supranational Entities and Banks. The Master Portfolio may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by BGFA to be of comparable quality to the other obligations in which such Master Portfolio may invest. The Master Portfolios may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Master Portfolio's assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

         The Master Portfolio may invest a portion of its total assets in high-quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

         Foreign Equity Securities and Depositary Receipts. The S&P 500 Index Master Portfolio's assets may be invested in the securities of foreign issuers and American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") of such issuers.

         ADRs and EDRs may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the U. S. securities markets and EDRs and CDRs in bearer form are designed for use in Europe. The Master Portfolio may invest in ADRs, EDRs and CDRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

         SHORT-TERM INSTRUMENTS AND TEMPORARY INVESTMENTS. The Master Portfolios may invest in high-quality money market instruments on an ongoing basis to provide liquidity, for temporary purposes when there is an unexpected level of shareholder purchases or redemptions or when "defensive" strategies are appropriate. The instruments in which the Master Portfolios may invest include:
(i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation ("FDIC"); (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by BGFA, (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S&P; (v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of BGFA are of comparable quality to obligations of U.S. banks which may be purchased by the Master Portfolio.

         Bank Obligations. The Master Portfolio may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic branches of foreign banks, domestic savings and loan associations and other banking institutions.

         Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

         Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Master Portfolio will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC.

         Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

         Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Master Portfolio are insured by the FDIC (although such insurance may not be of material benefit to the Master Portfolio, depending on the principal amount of the CDs of each bank held by the Master Portfolio) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Master Portfolio generally are required, among other things, to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

         Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and/or governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on amounts realized on the obligations. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

         Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

         In addition, federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the appropriate regulatory authority, by depositing assets with a designated bank within the relevant state, a certain percentage of their assets as fixed from time to time by such regulatory authority; and (2) maintain assets within the relevant state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

         In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, BGFA carefully evaluates such investments on a case-by-case basis.

         The Master Portfolio may purchase CDs issued by banks, savings and loan associations and similar thrift institutions with less than $1 billion in assets, provided that such institutions are members of the FDIC, and further provided such Master Portfolio purchases any such CD in a principal amount of not more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. The FDIC does not insure interest payments on such a CD. The Master Portfolio will not own more than one such CD per such issuer.]

         Commercial Paper and Short-Term Corporate Debt Instruments. The Master Portfolio may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. BGFA monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

         The Master Portfolio also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. A Master Portfolio will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P. Subsequent to its purchase by the Master Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Master Portfolio. The investment adviser to the Master Portfolio will consider such an event in determining whether the Master Portfolio should continue to hold the obligation. To the extent the Master Portfolio continues to hold such obligations, it may be subject to additional risk of default.

         UNRATED, DOWNGRADED AND BELOW INVESTMENT GRADE INVESTMENTS. The Master Portfolios may purchase instruments that are not rated if, in the opinion of the BGFA as investment adviser, such obligation is of investment quality comparable to other rated investments that are permitted to be purchased by such Master Portfolio. After purchase by the Master Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Master Portfolio. Neither event will require a sale of such security by the Master Portfolio provided that the amount of such securities held by the Master Portfolio does not exceed 5% of the Master Portfolio's net assets. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Master Portfolio will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Part A and in this Part B. The ratings of Moody's and S&P are more fully described in the Appendix to this Part B.

         The Master Portfolios are not required to sell downgraded securities, and the Master Portfolio could hold up to 5% of its net assets in debt securities rated below "Baa" by Moody's or below "BBB" by S&P or if unrated, low quality (below investment grade) securities.

         Although they may offer higher yields than do higher rated securities, low rated and unrated low quality debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated low quality debt are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Master Portfolio's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Master Portfolio's interests.

         Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated or unrated low quality debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated or unrated low quality debt securities may be more complex than for issuers of higher rated securities, and the ability of the Master Portfolio to achieve its investment objective may, to the extent it holds low rated or unrated low quality debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Master Portfolio held exclusively higher rated or higher quality securities.

         Low rated or unrated low quality debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of such debt securities have been found to be less sensitive to interest rate changes than higher rated or higher quality investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated or unrated low quality debt securities prices because the advent of a recession could dramatically lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of the debt securities defaults, the Master Portfolios may incur additional expenses to seek recovery.

         U.S. GOVERNMENT OBLIGATIONS. The Master Portfolios may invest in various types of U.S. Government obligations. U.S. Government obligations are a type of bond. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA, FHLMC or FLHB notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

         WARRANTS. The S&P 500 Index Master Portfolio may invest up to 5% of net assets at the time of purchase in warrants (other than those that have been acquired in units or attached to other securities), including not more than 2% of each of their net assets in warrants which are not listed on the New York or American Stock Exchange. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The S&P 500 Index Master Portfolio may only purchase warrants on securities in which the Master Portfolio may invest directly.

RISK CONSIDERATIONS

         GENERAL. Since the investment characteristics and, therefore, investment risks directly associated with such characteristics of the Fund correspond to those of the Master Portfolio, the following is a discussion of the risks associated with the investments of the Master Portfolio.

         EQUITY SECURITIES. The equity investments of the Master Portfolio are subject to equity market risk. Equity market risk is the possibility that common stock prices will fluctuate or decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline.

         DEBT SECURITIES. The debt instruments in which the Master Portfolio invests are subject to credit and interest rate risk. Credit risk is the risk that issuers of the debt instruments in which the Master Portfolio invests may default on the payment of principal and/or interest. Interest-rate risk is the risk that increases in market interest rates may adversely affect the value of the debt instruments in which the Master Portfolio invests. The value of the debt instruments generally changes inversely to market interest rates. Debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of these investments. The Master Portfolio's exposure to interest-rate risk will increase to the extent the Master Portfolio's assets are invested in long-term bonds, because the longer maturity of such securities means they are generally more sensitive to changes in market interest rates than short-term securities. Although some of the Master Portfolio's securities are guaranteed by the U.S. Government, its agencies or instrumentalities, such securities are subject to interest rate risk and the market value of these securities, upon which the Master Portfolio's daily NAV is based, will fluctuate. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

         FOREIGN SECURITIES. Investing in the securities of issuers in any foreign country, including through ADRs, EDRs and similar securities, involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political, social and monetary or diplomatic developments that could affect U.S. investments in foreign countries. Additionally, dispositions of foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including withholding taxes. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. The Master Portfolio's performance may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments.

         TRACKING ERROR RISK. Certain factors may affect BGFA's ability to achieve close correlation with the index that the Master Portfolio tracks, such as rounding of prices and changes to an index and regulatory policies. Therefore, the return of the Master Portfolio may deviate from that of the index.

         OTHER INVESTMENT CONSIDERATIONS. The Master Portfolio may enter into transactions in the futures contracts and options on futures contracts, each of which involves risk. The futures contracts and options on futures contracts that the Master Portfolio may purchase may be considered derivatives. Derivatives are financial instruments whose values are derived, at least in part, from the prices of other securities or specified assets, indices or rates. Some derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value due to their structure or contract terms. In addition, in the event that the marked-to-market value of any over-the-counter derivative transaction(s) entered into by the Master Portfolio gives rise to negative exposure (that is, if the relevant derivative transaction(s) were to be terminated, the Master Portfolio would owe money to the counterparty), the Master Portfolio may be required to post collateral to its counterparty in order to reduce or eliminate that negative exposure, which may have an adverse impact on the Master Portfolio's performance.

MASTER/FEEDER STRUCTURE

         The Fund seeks to achieve its investment objective by investing all of its assets into the Master Portfolio of MIP. The Fund and other entities investing in the Master Portfolio are each liable for all obligations of the Master Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and MIP itself is unable to meet its obligations. Accordingly, the Fund's Board of Trustees believes that neither the Fund nor its shareholders will be adversely affected by investing Fund assets in the Master Portfolio. However, if a mutual fund or other investor withdraws its investment from the Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses among a larger asset base) that the Fund's Board believes may be available through investment in the Master Portfolio may not be fully achieved. In addition, given the relative novelty of the master/feeder structure, accounting or operational difficulties, although unlikely, could arise.

         The Fund may withdraw its investment in the Master Portfolio only if the Fund's Board of Trustees determines that such action is in the best interests of the Fund and its shareholders. Upon any such withdrawal, the Fund's Adviser, under the general supervision of the Board, would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or for the Adviser to assume active management of the Fund's assets in accordance with the investment policies described below with respect to the Master Portfolio.

         The investment objective and other fundamental policies of the Master Portfolio cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding interests. Whenever the Fund, as an interestholder of the Master Portfolio, is requested to vote on any matter submitted to interestholders of the Master Portfolio, the Fund will vote its shares in the Master Portfolio in the same proportion as votes the Master Portfolio receives from other Feeder Funds.

         Certain policies of the Master Portfolio which are non-fundamental may be changed by vote of a majority of MIP's Trustees without interestholder approval. If the Master Portfolio's investment objective or fundamental or non-fundamental policies are changed, the Fund may elect to change its objective or policies to correspond to those of the Master Portfolio. The Fund also may elect to redeem its interests in the Master Portfolio and either seek a new investment company with a matching objective in which to invest or retain its own investment adviser to manage the Fund's portfolio in accordance with its objective. In the latter case, the Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Fund. The Fund will provide shareholders with 30 days' written notice prior to the implementation of any change in the investment objective of the Fund or the Master Portfolio, to the extent possible.

INVESTMENT RESTRICTIONS

         FUNDAMENTAL POLICIES OF THE FUND. Except as provided otherwise, the following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined under "GENERAL INFORMATION - Miscellaneous" in this Statement of Additional Information).

The Fund:

1. May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

2. May not concentrate investments in a particular industry or group of industries, or within any one state as concentration is defined under the Investment Company Act of 1940, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, except that there shall be no limitation with respect to investments in any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period.

3. May issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

4. May lend or borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

5. May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

6. May underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

7. May pledge, mortgage or hypothecate any of its assets to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

8. May, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions as the Fund.

         NON-FUNDAMENTAL POLICIES OF THE FUND. The fundamental limitations of the Fund have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Fund also has adopted non-fundamental limitations, set forth below, which in some instances may be more restrictive than their fundamental limitations. Any changes in the Fund's non-fundamental limitations will be communicated to the Fund's shareholders prior to effectiveness.

The Fund may not:

1. Acquire more than 10% of the voting securities of any one issuer. This limitation applies to only 75% of a Fund's assets.

2. Invest in companies for the purpose of exercising control.

3. Borrow money, except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets and except that a Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 20% of the value of its total assets at the time of such borrowing. To the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

4. Purchase or sell real estate, real estate limited partnership interest, commodities or commodities contracts (except that the Fund may invest in futures contracts and options on futures contracts, as disclosed in the prospectus) and interest in a pool of securities that are secured by interests in real estate. However, subject to their permitted investments, the Fund may invest in companies which invest in real estate, commodities or commodities contracts.

5. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

7. Issue senior securities (as defined in the Investment Company Act of 1940) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the Securities and Exchange Commission.

8. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

         FUNDAMENTAL OPERATING POLICIES OF THE MASTER PORTFOLIO. The Master Portfolio is subject to the following fundamental investment limitations which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding voting securities. To obtain approval, a majority of the Master Portfolio's outstanding voting securities means the vote of the lesser of: (1) 67% or more of the voting securities present, if more than 50% of the outstanding voting securities are present or represented, or (2) more than 50% of the outstanding voting securities.

The Master Portfolio may not:

1. Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Master Portfolio's investment in that industry would equal or exceed 25% of the current value of the Master Portfolio's total assets, provided that this restriction does not limit the Master Portfolio's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. Government securities, and provided further that the Master Portfolio reserves the right to concentrate in any industry in which the S&P 500(R) Index becomes concentrated to approximately the same degree during the same period.

2. Purchase the securities of any single issuer if, as a result, with respect to 75% of the Master Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the Master Portfolio's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Master Portfolio's cash or cash items, investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies.

3. Borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder.

4. Make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans.

5. Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Master Portfolio's investment program may be deemed to be an underwriting; and provided further, that the purchase by the Master Portfolio of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Master Portfolio shall not constitute and underwriting for purposes of this paragraph.

6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Master Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

7. Purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

8. Purchase securities on margin, but the Master Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

         NON-FUNDAMENTAL POLICIES OF THE MASTER PORTFOLIO. The Master Portfolio has adopted the following investment restrictions as non-fundamental policies. These restrictions may be changed without interestholder approval by vote of a majority of the Trustees of the Master Portfolio, at any time. The Master Portfolio is subject to the following investment restrictions, all of which are non-fundamental policies.

The Master Portfolio may:

1. Invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, the Master Portfolio's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Portfolio's total assets with respect to any one investment company, and (iii) 10% of the Master Portfolio's total assets in the aggregate. Other investment companies in which the Master Portfolio invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Master Portfolio.

2. Not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

3. Lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Master Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year.

4. Not purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.

5. Each Master Portfolio will provide interestholders with at least 60 days' notice of any change to the Master Portfolio's non-fundamental policy to invest at least 90% of the value of the Master Portfolio's net assets, plus the amount of any borrowing for investment purposes, in securities comprising the index that the Master Portfolio tracks. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

PORTFOLIO TURNOVER

         Portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. The Fund expects to remain fully invested in the Master Portfolio, therefore, there will be little to no portfolio turnover. The portfolio turnover rate for the Master Portfolio generally is not expected to exceed 50%, and for the fiscal year ended December 31, 2003, it was 8% (excluding in-kind transactions, it was 4%) and for the year ended December 31, 2002, it was 12%.

         High turnover rates will generally result in higher transaction costs to the Fund and Master Portfolio and may result in higher levels of taxable realized gains (including short-term taxable gains generally taxed at ordinary income tax rates) to the Fund's shareholders. The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. A higher portfolio turnover rate may lead to increased taxes and transaction costs. Portfolio turnover will not be a limiting factor in making investment decisions. See "Additional Tax Information."

                                    VALUATION

         The net asset value of the Fund is determined and its Shares are priced as of the close of regular trading of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on each Business Day ("Valuation Time"). As used herein a "Business Day" constitutes any day on which the New York Stock Exchange (the "NYSE") is open for trading and any other day (other than a day on which no Shares are tendered for redemption and no orders to purchase Shares are received) during which there is sufficient trading in the Fund's portfolio securities that the Fund's net asset value per Share might be materially affected. Currently, the NYSE is closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Typically, securities held by the Fund are valued by the Master Portfolio, as discussed below. In the event that the Fund values securities, the following procedures apply. Except as noted below, investments of the Fund in securities the principal market for which is a securities exchange or an over-the-counter market are valued at their latest available sale price (except for those securities traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price) or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded.

         Securities the principal market for which is not a securities exchange are valued at the mean of their latest bid and ask quotations in such principal market. Securities and other assets for which quotations are not readily available are valued at their fair value as determined by the BB&T Fund's Pricing Committee in their best judgment pursuant to procedures established by and under the general supervision of the Board of Trustees. The Pricing Committee, as designated by the Board of Trustees, is comprised of employees of the Adviser and/or its affiliates. Pricing determinations require an affirmative vote of a majority of the Pricing Committee.

         Short-term securities are valued at either amortized cost or original cost plus interest, which approximates current value. Repurchase Agreements are valued at original cost. Open ended mutual fund investments will be valued at the most recently calculated net asset value. Closed end mutual funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded.

         The value of a foreign security is determined in its national currency, which value is then converted into its U.S. dollar equivalent at the prevailing foreign rate. When the closing price is not an accurate representation of value due to events that have occurred after the closing of the primary exchange and prior to the time of NAV calculations (hereinafter, a "Significant Event"), then a market quotation is deemed to not be readily available and the fair value of affected securities will be determined by consideration of other factors by the Pricing Committee as detailed in the BB&T Funds Security Valuation Procedures. An example of a frequently occurring Significant Event is a movement in the U.S. equity markets. The Pricing Committee may predetermine the level of such a movement that will constitute a Significant Event (a "Trigger") and preauthorize the Trust's Accounting Agent to utilize a pricing service authorized by the Board (a "Fair Value Pricing Service") that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Pricing Committee need not meet (and, therefore, will not produce minutes). The Pricing Committee, however, will determine the fair value of securities effected by a Significant Event where either (i) the Pricing Committee has not authorized the use of a Fair Value Pricing Service, or (ii) where the Significant Event is other than a movement in the U.S. equity markets that qualifies as a Trigger.

         Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through a national pricing service approved by the Board of Trustees. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board.

         S&P 500 Index Master Portfolio. The securities of the Master Portfolio are valued as discussed below. Securities for which the primary market is a national securities or commodities exchange or a recognized foreign securities exchange or commodities exchange will be valued at last sale prices on the principal exchange on which they are traded, or in the absence of any sale on the valuation date, at latest quoted bid prices. Securities for which the primary market is Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq official closing price or, in the absence of any sale on the valuation date, at latest quoted bid prices, which will be obtained from a reputable independent pricing service. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available will be valued at latest quoted bid prices, which will be obtained from one or more reputable independent pricing services. If quoted prices are unavailable or inaccurate, market values will be determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from reputable independent pricing services. Money market instruments and debt securities maturing in 60 days or less will be valued at amortized cost.

         Securities held under a repurchase agreement will be valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date. The market value of the underlying securities will be determined in accordance with the above discussed valuation procedures, as appropriate, for the purpose of determining the adequacy of collateral. Shares of an investment company, other than investment companies whose shares are traded on an exchange, will be valued at the fund's published net asset value per share. Securities and other assets for which current market quotations are not readily available will be valued at fair value by Barclays Global Investors, N.A. ("BGI") in accordance with BGI's Pricing Policy. MIP's Board of Trustees has expressly delegated the authority and duty to make such fair value determinations to BGI; however, the Board is responsible for the oversight of BGI and retains the authority to make any valuation decisions as the Board deems appropriate. Expenses and fees, including advisory fees, are accrued daily and taken into account for the purpose of determining the value of the Master Portfolio's interests.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Each class of Shares of the Fund is sold on a continuous basis by BISYS Fund Services ("BISYS"). In addition to purchasing Shares directly from BISYS, Class A, Class B, and Class C Shares may be purchased through procedures established by BISYS in connection with the requirements of accounts at Branch Banking and Trust Company ("BB&T"), or BB&T's affiliated or correspondent banks. Customers purchasing Shares of the Fund may include officers, directors, or employees of BB&T or BB&T's affiliated or correspondent banks.

PURCHASE OF CLASS A, CLASS B, AND CLASS C SHARES

         As stated in the Prospectus, the public offering price of Class A Shares of the Fund is its net asset value next computed after an order is received, plus a sales charge which varies based upon the quantity purchased. The public offering price of such Class A Shares is calculated by dividing net asset value by the difference (expressed as a decimal) between 100% and the sales charge percentage of offering price applicable to the purchase. The offering price is rounded to two decimal places each time a computation is made. The sales charge scale set forth in the Class A, Class B and Class C Prospectus applies to purchases of Class A Shares of the Fund by a Purchaser.

         Class B and Class C Shares of the Fund are sold at their net asset value per share, as next computed after an order is received. However, as discussed in the Class A, Class B , and Class C Prospectus, the Class B and Class C Shares are subject to a Contingent Deferred Sales Charge if they are redeemed prior to the sixth and first anniversary of purchase respectively. Such Class B shares may be exchanged for Class B Shares of any other BB&T Fund through the Auto Exchange Plan (see "Auto Exchange Plan").

         Shares of the Fund sold to Participating Organizations acting in a fiduciary, advisory, custodial, or other similar capacity on behalf of Customers will normally be held of record by the Participating Organizations. With respect to Shares so sold, it is the responsibility of the Participating Organization to transmit purchase or redemption orders to the Distributor and to deliver federal funds for purchase on a timely basis. Beneficial ownership of the Shares will be recorded by the Participating Organizations and reflected in the account statements provided by the Participating Organizations to Customers. Depending upon the terms of a particular Customer account, a Participating Organization or Bank may charge a Customer's account fees for services provided in connection with investment in the Fund.

         In the case of orders for the purchase of Shares placed through a broker-dealer, the public offering price will be the net asset value as so determined plus any applicable sales charge, but only if the broker-dealer receives the order prior to the Valuation Time for that day and transmits to the Fund by the Valuation Time. The broker-dealer is responsible for transmitting such orders promptly. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. If the broker-dealer receives the order after the Valuation Time for that day, the price will be based on the net asset value determined as of the Valuation Time for the next Business Day.

         Every Shareholder will be mailed a confirmation of each new transaction in the Shareholder's account. In the case of Class A, Class B, and Class C Shares held of record by a Participating Organization but beneficially owned by a Customer, confirmations of purchases, exchanges and redemptions of Class A, Class B, and Class C Shares by a Participating Organization will be sent to the Customer by the Participating Organization. Certificates representing Shares will not be issued.

         AUTO INVEST PLAN. BB&T Funds Auto Invest Plan enables Shareholders to make regular purchases of Class A, Class B, and Class C Shares through automatic deduction from their bank accounts. With Shareholder authorization, the Fund's transfer agent will deduct the amount specified (subject to the applicable minimums) from the Shareholder's bank account and will automatically invest that amount in Class A, Class B, or Class C Shares at the public offering price on the date of such deduction.

         For a Shareholder to change the Auto Invest instructions or to discontinue the feature, the request must be made in writing to BB&T Funds, P.O. Box 182533, Columbus, OH 43218-2533. The Auto Invest Plan may be amended or terminated without notice at any time by the Distributor.

         BB&T FUNDS INDIVIDUAL RETIREMENT ACCOUNT ("IRA"). A BB&T Funds IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program by purchasing Class A, Class B or Class C Shares for an IRA. BB&T Funds IRA contributions may be tax-deductible and earnings are tax deferred. Under the Tax Reform Act of 1986 and Taxpayer Relief Act of 1997, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

         All BB&T Funds IRA distribution requests must be made in writing to BISYS Fund Services. Any additional deposits to a BB&T Funds IRA must distinguish the type and year of the contribution.

         For more information on a BB&T Funds IRA call BB&T Funds at (800) 228-1872. Shareholders are advised to consult a tax adviser on BB&T Funds IRA contribution and withdrawal requirements and restrictions.

SALES CHARGES

         As BB&T Funds' principal underwriter, BISYS acts as principal in selling Class A, Class B, and Class C Shares of the Funds to dealers. BISYS re-allows the applicable sales charge as dealer discounts and brokerage commissions. The Distributor pays each dealer all of the sales charge it receives. As a result, broker-dealers that sell shares of BB&T Funds may receive more revenue from the sale of BB&T Funds than from the sale of other mutual funds offered by such firms. Under federal securities laws, a broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an "underwriter" for purposes of the 1933 Act. From time to time dealers who receive dealer discounts and broker commissions from the Distributor may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers.

         The Distributor, at its expense, will also provide additional compensation to dealers in connection with sales of Class A Shares of the Fund. The maximum cash compensation payable by the Distributor is 5.75% of the public offering price of Class A Shares. Compensation will also include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to dealers whose representatives have sold a significant amount of such Shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Dealers may not use sales of the Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its shareholders. Neither BISYS nor dealers are permitted to delay the placement of orders to benefit themselves by a price change.

         The sales charges set forth in the table in the Class A, Class B, and Class C Prospectus are applicable to purchases made at one time by any purchaser (a "Purchaser"), which includes: (i) an individual, his or her spouse and children under the age of 21; (ii) a trustee or other fiduciary of a single trust estate or single fiduciary account; or (iii) any other organized group of persons, whether incorporated or not, provided that such organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company. In order to qualify for a lower sales charge, all orders from a Purchaser will have to be placed through a single investment dealer and identified at the time of purchase as originating from the same Purchaser, although such orders may be placed into more than one discrete account which identifies the Purchasers.

         In determining whether a particular redemption is subject to a Contingent Deferred Sales Charge, it is assumed that the redemption is first of any Class A Shares, then of any Class C Shares, and then of any Class B Shares in the Shareholder's Fund account (unless the Shareholder elects to redeem in a different order) or Shares representing capital appreciation, next of Shares acquired pursuant to reinvestment of dividends and capital gain distributions, and finally of other Shares held by the Shareholder for the longest period of time. This method should result in the lowest possible sales charge.

SALES CHARGE REDUCTIONS AND WAIVERS

         Certain sales of Class A Shares are made without a sales charge, as described in the Class A, Class B, and Class C Prospectus under the caption "Sales Charge Waivers," to promote goodwill with employees and others with whom BISYS, BB&T and/or BB&T Funds have business relationships, and because the sales effort, if any, involved in making such sales is negligible.

         LETTER OF INTENT. Any Purchaser may obtain a reduced sales charge by means of a written Letter of Intent which expresses the intention of such Purchaser to invest a certain amount in Class A Shares of any of the Variable NAV Funds, i.e., those Funds which charge a sales charge, within a period of 13 months. Each purchase of Shares under a Letter of Intent will be made at the public offering price plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent. A Letter of Intent may include purchases of Class A Shares made not more than 90 days prior to the date such Purchaser signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included. When a purchaser enters into a Letter of Intent which includes shares purchased prior to the date of the Letter of Intent, the sales charge will be adjusted and used to purchase additional Shares of the Fund at the then current public offering price at the end of the 13 month period. This program may be modified or eliminated at any time or from time to time by BB&T Funds without notice.

         A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Class A Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Class A Shares actually purchased if the full amount indicated is not purchased, and such escrowed Class A Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Class A Shares, whether paid in cash or reinvested in additional Class A Shares are not subject to escrow. The escrowed Class A Shares will not be available for disposal by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated on the Letter of Intent and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charges will be used to purchase additional Class A Shares subject to the rate of sales charge applicable to the actual amount of the aggregate purchases at the net asset value next calculated.

         For further information, interested investors should contact the Distributor. Letter of Intent privileges may be amended or terminated without notice at any time by the Distributor.

         CONCURRENT PURCHASES AND RIGHT OF ACCUMULATION. A Purchaser (as defined above) may qualify for a reduced sales charge by combining concurrent purchases of Class A Shares of one or more of the Variable NAV Funds or by combining a current purchase of Class A Shares of a Variable NAV Fund with prior purchases of Shares of any Variable NAV Fund. The applicable sales charge is based on the sum of (i) the Purchaser's current purchase of Class A Shares of any Variable NAV Fund sold with a sales charge plus (ii) the then current net asset value of all Class A Shares held by the Purchaser in any Variable NAV Fund. To receive the applicable public offering price pursuant to the right of accumulation, Shareholders must at the time of purchase provide the Transfer Agent or the Distributor with sufficient information to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Distributor.

         Proceeds from the Contingent Deferred Sales Charge and the distribution and Shareholder service fees under the Distribution Plan are payable to the Distributor to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Fund in connection with the sale of the Class B and Class C Shares, such as the payment of compensation to dealers and agents selling Class B and Class C Shares. A dealer commission of 4.30% of the original purchase price of the Class B Shares of the Fund and of 1.00% of the original purchase price of the Class C Shares of the Fund will be paid to financial institutions and intermediaries. However, the Distributor may, in its sole discretion, pay a higher dealer commission at its sole discretion.

         CLASS B AND CLASS C SHARES. The Contingent Deferred Sales Charge is waived on redemption of Shares: (i) following the death or disability (as defined in the Code) of a Shareholder or a participant or beneficiary of a qualifying retirement plan if redemption is made within one year of such death or disability; (ii) to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan to a Shareholder who has attained the age of 70 1/2; and (iii) provided that the Shareholder withdraws no more than 12% of the account value annually using the Auto Withdrawal Plan Feature. A Shareholder or his or her representative should contact the Transfer Agent to determine whether a retirement plan qualifies for a waiver and must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the Shareholder is eligible for this waiver. In addition, the following circumstances are not deemed to result in a "redemption" of Class B or Class C Shares for purposes of the assessment of a Contingent Deferred Sales Charge, which is therefore waived:
(i) plans of reorganization of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party; and (ii) exchanges for Class B Shares or Class C Shares of other Funds of BB&T Funds as described under "Exchange Privilege."

         For purposes of conversion to Class A Shares, shares received as dividends and other distributions paid on Class B Shares in a Shareholder's Fund account will be considered to be held in a separate sub-account. Each time any Class B Shares in a Shareholder's Fund account (other than those in the sub-account) convert to Class A Shares, a pro-rata portion of the Class B Shares in the sub-account will also convert to Class A Shares.

         If a Shareholder effects one or more exchanges among Class B Shares of the Funds of BB&T Funds during the eight-year period, BB&T Funds will aggregate the holding periods for the shares of each Fund of BB&T Funds for purposes of calculating that eight-year period. Because the per share net asset value of the Class A Shares may be higher than that of the

Class B Shares at the time of conversion, a Shareholder may receive fewer Class A Shares than the number of Class B Shares converted, although the dollar value will be the same.

EXCHANGE PRIVILEGE

         Class B. Class B Shares of each Fund may be exchanged for Class B Shares of the other Funds on the basis of relative net asset value per Class B Share, without the payment of any Contingent Deferred Sales Charge which might otherwise be due upon redemption of the outstanding Class B Shares.

         For purposes of computing the Contingent Deferred Sales Charge that may be payable upon a disposition of the newly acquired Class B Shares, the holding period for outstanding Class B Shares of the Fund from which the exchange was made is "tacked" to the holding period of the newly acquired Class B Shares.

         For purposes of calculating the holding period applicable to the newly acquired Class B Shares, the newly acquired Class B Shares shall be deemed to have been issued on the date of receipt of the Shareholder's order to purchase the outstanding Class B Shares of the Fund from which the exchange was made.

         Class C. Class C Shares of each Fund may be exchanged for Class C shares of the other Funds on the basis of relative net asset value per Class C Share, without the payment of any Contingent Deferred Sales Charge which might otherwise be due upon redemption of the outstanding Class C Shares. For purposes of computing the Contingent Deferred Sales Charge that may be payable upon a disposition of the newly acquired Class C Shares, the holding period for outstanding Class C Shares of the Fund from which the exchange was made is "tacked" to the holding period of the newly acquired Class C Shares. For purposes of calculating the holding period applicable to the newly acquired Class C Shares, the newly acquired Class C Shares shall be deemed to have been issued on the date of receipt of the Shareholder's order to purchase the outstanding Class C Shares of the Fund from which the exchange was made.

         Additional Information. An exchange is considered a sale of Shares and will result in a capital gain or loss for federal income tax purposes, which, in general, is calculated by netting the Shareholder's tax cost (or "basis") in the Shares surrendered and the value of the Shares received in the exchange. If a Shareholder exchanges Class A Shares within 90 days of acquiring them and if a sales charge is waived on the exchange, for purposes of measuring the capital gain or loss on the exchange, the Shareholder's basis in the surrendered Shares is reduced by the lesser of (i) the sales charge paid for the surrendered shares or (ii) the amount of the sales charge that is waived on the exchange.

         If not selected on the Account Registration form, the Shareholder will automatically receive Exchange privileges. A Shareholder wishing to exchange Class A, Class B or Class C Shares purchased through a Participating Organization or Bank may do so by contacting the Participating Organization or Bank. If an exchange request in good order is received by the Distributor or the Transfer Agent by 12:00 noon (Eastern Time) on any Business Day, the exchange usually will occur on that day.

MATTERS AFFECTING REDEMPTION

         Redemption By Mail. A written request for redemption must be received by BB&T Funds in order to constitute a valid tender for redemption from an Individual Retirement Account ("IRA"). Also, the signature on the written request must be guaranteed by a bank, broker, dealer, credit union, securities exchange, securities association, clearing agency or savings association, as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 if (a) a redemption check is to be payable to anyone other than the Owner(s) of record or (b) a redemption check is to be mailed to the Owner(s) at an address other than the address of record (c) the Owner(s) address of record has changed within the last ten (10) business days or (d) the redemption proceeds are being transferred to another Fund account with a different registration or (e) the redemption proceeds are being wired to bank instructions currently not on the account. The Distributor reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. Proceeds may be mailed to the address of record or sent electronically or mailed to a previously designated bank account without a signature guarantee. See "Redemption by Telephone" for further discussion on sending proceeds to your bank account.

         Redemption by Telephone. Shares may be redeemed by telephone if the Shareholder selected that option on the Account Registration Form. A Shareholder may have the proceeds mailed to the address of record or sent electronically or mailed directly to a domestic commercial bank account previously designated by the Shareholder on the Account Registration Form. Under most circumstances, such payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Such electronic redemption requests may be made by the Shareholder by telephone to the Transfer Agent. The Transfer Agent may reduce the amount of a wire redemption payment by its then-current wire redemption charge. Such charge is currently being waived. There is no charge for having payment of redemption requests mailed or sent via the Automated Clearing House to a designated bank account. For telephone redemptions, call BB&T Funds at (800) 228-1872. If not selected on the Account Registration form, the Shareholder will automatically receive telephone redemption privileges. None of the Distributor, BB&T Funds' transfer agent, BB&T Asset Management or BB&T Funds will be liable for any losses, damages, expense or cost arising out of any telephone transaction (including exchanges and redemptions) effected in accordance with BB&T Funds' telephone transaction procedures, upon instructions reasonably believed to be genuine. BB&T Funds will employ procedures designed to provide reasonable assurance that instructions communicated by telephone are genuine; if these procedures are not followed, BB&T Funds may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, verifying the account name and a shareholder's account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, Shareholders may also mail the redemption request to BB&T Funds.

         BB&T Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by BB&T Funds of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Company to determine the value of its total net assets.

         BB&T Funds may redeem any class of Shares involuntarily if redemption appears appropriate in light of BB&T Funds' responsibilities under the 1940 Act.

         Auto Withdrawal Plan. BB&T Funds Auto Withdrawal Plan enables Shareholders to make regular redemptions of Class A Shares, Class B Shares, and Class C Shares of the Fund. With Shareholder authorization, the Fund's transfer agent will automatically redeem Class A Shares, Class B Shares, and Class C Shares at the net asset value of the Fund on the dates of withdrawal and have the amount specified transferred according to the instructions of the Shareholder.

         Purchase of additional Class A Shares concurrent with withdrawals may be disadvantageous to certain Shareholders because of tax liabilities.

         To participate in the Auto Withdrawal Plan, Shareholders should complete a supplemental sign-up form that can be acquired by calling the Distributor. For a Shareholder to change the Auto Withdrawal instructions or to discontinue the feature, the request must be made in writing to BB&T Funds, P.O. Box 182533, Columbus, OH 43218-2533. The Auto Withdrawal Plan may be amended or terminated without notice at any time by the Distributor.

         Payments to Shareholders. Redemption orders are effected at the net asset value per Share next determined after the Shares are properly tendered for redemption, as described above. Payment to Shareholders for Shares redeemed will be made within seven days after receipt by the Distributor of the request for redemption. However, to the greatest extent possible, BB&T Funds will attempt to honor requests from Shareholders for next Business Day payments upon redemptions of Shares if the request for redemption is received by the Transfer Agent before the last Valuation Time on a Business Day or, if the request for redemption is received after the last Valuation Time, to honor requests for payment within two Business Days, unless it would be disadvantageous to BB&T Funds or the Shareholders of the Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

         REDEMPTION FEES. Shares of a BB&T Fund, with the exception of the BB&T Money Market Funds, sold or exchanged for shares of another BB&T Fund within 30 days of the date of purchase will be charged a 2.00% redemption fee on the current net asset value of the shares sold or exchanged. This redemption fee is paid to the BB&T Funds to offset the costs associated with market timing. This redemption fee will not be imposed on omnibus accounts whose trading activity is not related to market timing. While the BB&T Funds will attempt to impose redemption fees on the underlying account holders of the omnibus accounts, there can be no guarantee that the Funds will be successful in doing so.

                           ADDITIONAL TAX INFORMATION

         The Fund will be treated as a separate entity for federal income tax purposes. It is the policy of the Fund to qualify each year for the favorable tax treatment accorded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By following such policy, the Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which the Fund may be subject. Regulated investment companies are subject to a federal excise tax if they do not distribute substantially all of their income on a timely basis. The Fund intends to avoid paying federal income and excise taxes by timely distributing substantially all its net investment income and net realized capital gains.

         In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things,
(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) each year distribute at least 90% of its dividend, interest (including tax-exempt interest), and certain other income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

         From time to time, BGFA may find it necessary to make certain types of investments for the purpose of ensuring that the Master Portfolio, and therefore the Fund, continues to qualify for treatment as a RIC under the Code. For purposes of complying with these qualification requirements the Fund will be deemed to own a proportionate share of the Master Portfolio.

         A non-deductible excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined) for the calendar year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year plus any undistributed amounts from prior years. For the foregoing purposes, the Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If distributions during a calendar year by a Fund were less than the required amount, the Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

         Distributions from the Fund (other than exempt-interest dividends, as discussed below) are generally taxable to Shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a Shareholder owned his or her shares. Distributions of net capital gains, if any, from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends, will be taxable as long-term capital gains (generally subject to a 15% tax rate, with lower rates applying to taxpayers in the 10% and 15% rate brackets, through December 31, 2008) and are not eligible for the dividends received deduction. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

         Distributions of investment income designated by the Fund as derived from "qualified investment income" will be taxed at the rate applicable long-term capital gains, provided holding period and other requirements are met at each of the Shareholder, Fund and Master Portfolio level. In order for some portion of the dividends received by a Shareholder to be "qualified dividend income" the Master Portfolio must meet holding period requirements with respect to some portion of the dividend-paying stocks in its portfolio and each of the Fund and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Master Portfolio, Fund or Shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend; (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property;
(3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest; or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States), or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company.

         Only qualified dividend income received by the Fund after December 31, 2002 is eligible for pass-through treatment. If the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than dividends properly designated as capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

         The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income net yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

         Distributions are taxable to a Shareholder of the Fund even if they are paid from income or gains earned by the Fund prior to the Shareholder's investment (and thus were included in the price paid by the Shareholder). Distributions from capital gains are generally made after applying any capital loss carryovers. The tax treatment of dividends and distributions will be the same whether a Shareholder reinvests them in additional shares or elects to receive them in cash.

         Any distributions that are not from the Fund's investment company taxable income or net capital gains may be characterized as a return of capital to Shareholders or, in some cases, as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in his or her shares, thus reducing any loss or increasing any gain on subsequent taxable dispositions by each Shareholder of his or her shares.

         Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular Shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses.

         Upon the disposition of shares of the Fund (whether by redemption, sale or exchange), a Shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the Shareholder's hands, and will be long-term or short-term generally depending upon the Shareholder's holding period for the shares.

         If a Shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the Shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis for the newly purchased shares will be adjusted to reflect the disallowed loss.

         Under recently promulgated Treasury regulations, if a Shareholder recognizes a loss with respect to common shares of $2 million or more for an individual Shareholder, or $10 million or more for a corporate Shareholder, the Shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct Shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, Shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

         The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the proceeds of share sales, exchanges, or redemptions made by, and the taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is a United States person and is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

         The Internal Revenue Service's current regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above are generally effective for payments made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisers with respect to the potential application of these new regulations.

         Dividends received by a Shareholder of the Fund that are derived from the Fund's investments in U.S. Government Securities may not be entitled to the exemption from state and local income taxes that would be available if the Shareholder had purchased U.S. Government Securities directly. Shareholders are advised to consult their tax adviser concerning the application of state and local taxes to distributions received from the Fund.

         Shareholders will be advised at least annually as to the amount and federal income tax character of distributions made during the year.

         Dividends are generally taxable in the taxable year received. However, dividends declared in October, November or December to Shareholders of record during such a month and paid during the following January are treated for tax purposes as if they were received by each Shareholder on December 31 of the year in which the dividends were declared.

         Dividends will generally be taxable to a Shareholder as ordinary income to the extent of the Shareholder's ratable share of the earnings and profits of the Fund as determined for tax purposes. Shareholders who are not subject to tax on their income generally will not have to pay federal income tax on amounts distributed to them. Certain dividends paid by the Fund, and so-designated by the Fund, may qualify for the dividends received deduction for corporate shareholders. A corporate shareholder will only be eligible to claim such a dividends received deduction with respect to a dividend from the Fund if the shareholder held its shares on the ex-dividend date and for at least 45 more days during the 90-day period surrounding the ex-dividend date. A dividend received by the Fund will not be treated as a qualifying dividend (i) if the stock on which the dividend is paid is considered to be "debt-financed", (ii) if it has been received with respect to any share of stick that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 90-day period beginning on the date which is 45 days before the date on which such shares become ex-dividend with respect to such dividend, or (iii) to the extent that the Fund is under an obligation to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (i) if the corporate Shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (ii) by application of the Code.

         The Fund's transactions in futures contracts, options, and foreign-currency-denominated securities, and certain other investment and hedging activities of the Fund, will be subject to special tax rules (including "mark-to-market," "straddle," "wash sale," "constructive sale," and "short sale" rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, convert long-term capital gains into short-term capital gains, and otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing, and character of distributions to Shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends received deduction or for treatment as exempt-interest dividends when distributed to Shareholders. The Fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Fund. The Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

   Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possession that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. Shareholders will not generally be entitled to claim a credit or deduction with respect to foreign taxes.

   Although the Fund expects to qualify as a "regulated investment company" (a "RIC") and to be relieved of all or substantially all federal income taxes, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. If for any taxable year the Fund does not qualify for the special federal tax treatment afforded a RIC, all of its taxable income will be subject to federal income tax at regular corporate rates at the Fund level (without any deduction for distributions to its Shareholders). In addition, all distributions to Shareholders from earnings and profits will be taxed as ordinary income, even if the distributions are attributable to capital gains or exempt interest earned by the Fund. Furthermore, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

         Information set forth in the Prospectus and this Statement of Additional Information which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting U.S. purchasers of Shares of the Fund. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Fund or its Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of the Fund are urged to consult their tax advisers with specific reference to their own tax situation (especially with respect to foreign, state or local taxation). In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectus and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

                            MANAGEMENT OF BB&T FUNDS

TRUSTEES

         The Trustees and officers of the Funds, their ages, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

THE FOLLOWING TABLE SHOWS INFORMATION FOR TRUSTEES WHO ARE NOT "INTERESTED PERSONS" OF BB&T FUNDS AS DEFINED IN THE 1940 ACT:

                                                                                                      NUMBER OF
                                                                                                     PORTFOLIOS
                               POSITION(S) HELD   TERM OF OFFICE/      PRINCIPAL OCCUPATION       OVERSEEN IN FUND    DIRECTORSHIPS
                                   WITH BB&T         LENGTH OF              DURING THE               COMPLEX BY     HELD OUTSIDE THE
   NAME AND ADDRESS            EQUITY INDEX FUND    TIME SERVED            PAST 5 YEARS                TRUSTEE        FUND COMPLEX
   ----------------            -----------------    -----------            ------------                -------        ------------
Thomas W. Lambeth                   Trustee       Indefinite,      From January 2001 to                  26                None
700 Yorkshire Road                                8/92 - present   present, Senior Fellow, Z.
Winston-Salem, NC 27106                                            Smith Reynolds Foundation;
Birthdate: 01/08/35                                                From 1978 to January 2001,
                                                                   Executive Director, Z. Smith
                                                                   Reynolds Foundation.

Robert W. Stewart                   Trustee       Indefinite,      Retired: Chairman and Chief           26                None
201 Huntington Road                               2/94 - present   Executive Officer of

Greenville, SC 29615                                               Engineered Custom Plastics
Birthdate: 05/22/32                                                Corporation from 1969 to
                                                                   1990.

Drew T. Kagan                       Trustee       Indefinite,      From December 2003 to                 26                None
Montecito Advisors, Inc.                          8/00 - present   present, President and
810 N. Jefferson St., Ste 101.                                     Director, Montecito Advisors,
Lewisburg, WV 24901                                                Inc..; from March 1996 to
Birthdate: 02/21/48                                                December 2003, President,
                                                                   Investment Affiliate, Inc.;
                                                                   March 1992 to March 1996,
                                                                   President, Provident
                                                                   Securities & Investment Co.

Laura C. Bingham                    Trustee       Indefinite,      From July 1998 to present,            26                None
Peace College                                     2/01 - present   President of Peace College;
Office of the President                                            November 1997 to May
15 East Peace Street                                               1998, Senior Vice President
Raleigh, NC 27604-1194                                             of Philanthropy and President
Birthdate: 11/09/56                                                of Fort Sanders Foundation
                                                                   Covenant Health.; 1992 to
                                                                   1997, Vice President of
                                                                   Hollins College.

THE FOLLOWING TABLE SHOWS INFORMATION FOR TRUSTEES WHO ARE "INTERESTED PERSONS" OF BB&T FUNDS AS DEFINED IN THE 1940 ACT:

                                                                                                     NUMBER OF
                                                                                                    PORTFOLIOS
                               POSITION(S) HELD   TERM OF OFFICE/      PRINCIPAL OCCUPATION      OVERSEEN IN FUND    DIRECTORSHIPS
                                   WITH BB&T         LENGTH OF              DURING THE              COMPLEX BY     HELD OUTSIDE THE
   NAME AND ADDRESS            EQUITY INDEX FUND    TIME SERVED            PAST 5 YEARS               TRUSTEE        FUND COMPLEX
   ----------------            -----------------    -----------            ------------               -------        ------------
*W. Ray Long                    Trustee           Indefinite,      Retired: Executive Vice              26                None
605 Blenheim Drive                                8/92 - present   President, Branch
Raleigh, NC 27612                                                  Banking and Trust
Birthdate: 04/07/34                                                Company prior to August
                                                                   1998.

*Kenneth L. Miller              Trustee           Indefinite,      From August 1998 to present,         26                None
200 W. Second Street, 16 (th)                     11/03 - present  Executive Vice President,
Floor                                                              Branch Banking and Trust
Winston-Salem, NC 27101                                            Company; Employee of
Birthdate: 09/19/46                                                Branch Banking and Trust
                                                                   Company since 1989.

*Mr. Long and Mr. Miller are treated by the Funds as "interested persons" (as defined in Section 2(a)(19) of the 1940 Act) of BB&T Funds. Mr. Long is an "interested person" because he owns shares of BB&T Corporation, the publicly traded parent of BB&T Asset Management, Inc. Mr. Miller is an "interested person" because he owns shares of BB&T Corporation and is an Executive Vice President of BB&T Corporation, the publicly traded parent of BB&T Asset Management, Inc.

         The Trustees receive fees and are reimbursed for expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of BISYS Fund Services, L.P., BISYS Fund Services Ohio, Inc. or BB&T Corporation receives any compensation from BB&T Funds for acting as a Trustee.

THE FOLLOWING TABLE SHOWS INFORMATION FOR OFFICERS OF BB&T FUNDS:

                         POSITION(S) HELD                                                         NUMBER OF
                             WITH BB&T      TERM OF OFFICE/   PRINCIPAL OCCUPATION DURING    PORTFOLIOS OVERSEEN      DIRECTORSHIPS
                           EQUITY INDEX        LENGTH OF                 THE                    IN FUND COMPLEX     HELD OUTSIDE THE
 NAME AND ADDRESS              FUND           TIME SERVED            PAST 5 YEARS                 BY TRUSTEE          FUND COMPLEX
 ----------------              ----           -----------            ------------                 ----------          ------------
George O. Martinez          President         Indefinite,      From August 2002 to                   N/A                   N/A
Birthdate: 03/11/59                           11/03 -          present, Senior Vice
                                              Present          President-Client
                                                               Services, BISYS Fund
                                                               Services; from June 2001
                                                               to August 2002, CEO and
                                                               President, Fund Watch Dog
                                                               Services LLC; from June
                                                               2000 to June 2001, Senior
                                                               Vice President and Senior
                                                               Managing Counsel, State
                                                               Street Corporation; from
                                                               March 1998 to May 2000,
                                                               National Director of
                                                               Investment Management and
                                                               Regulatory Consulting,
                                                               Arthur Andersen, from
                                                               March 1995 to February
                                                               1998, Senior Vice
                                                               President and Director of
                                                               Administration and
                                                               Regulatory Services,
                                                               BISYS Fund Services.

E.G. Purcell, III           Vice President    Indefinite,      From 1995 to present,                 N/A                   N/A
3435 Stelzer Road                             11/00 -          Senior Vice President,
Columbus, Ohio 43219                          present          BB&T Asset Management,
Birthdate: 01/01/55                                            Inc. and its predecessors

James T. Gillespie          Vice President    Indefinite,      From February 1992 to                 N/A                   N/A
Birthdate: 11/12/66                           5/02 -           present, employee of
                                              present          BISYS Fund Services

Troy A. Sheets              Treasurer         Indefinite,      From April 2002 to                    N/A                   N/A
Birthdate: 05/29/71                           5/02 -           present, employee of
                                              present          BISYS Fund Services; from
                                                               September 1993 to April
                                                               2002, employee of KPMG LLP

Kelly F. Clark              Vice President    Indefinite,      From 1991 to present,                 N/A                   N/A
Birthdate: 01/15/69         and AML officer   8/02 -           employee of BB&T Asset
                                              present          Management, Inc. and its
                                                               predecessors.

Chris Sabato                Assistant         Indefinite       From February 1993 to                 N/A                   N/A
Birthdate: 12/15/68         Treasurer         11/02-           present, employee of
                                              Present          BISYS Fund Services

Alaina V. Metz              Assistant         Indefinite,      From June 1995 to                     N/A                   N/A
3435 Stelzer Road           Secretary         9/95 -           present, Vice President
Columbus, Ohio 43219                          present          of BISYS Fund Services.
Birthdate: 04/07/67

For interested Trustees and officers, positions held with affiliated persons or principal underwriters of the Trust are listed in the following table:

                                            POSITIONS HELD WITH AFFILIATED PERSONS OR PRINCIPAL
      NAME                                               UNDERWRITERS OF THE FUNDS
      ----                                               -------------------------
Kenneth L. Miller                    BB&T Corporation, Executive Vice President
George O. Martinez                   BISYS Fund Services, Senior Vice President-Client Services
James T. Gillespie                   BISYS Fund Services, Director Client Services
Troy A. Sheets                       BISYS Fund Services, Vice President
Alaina V. Metz                       BISYS Fund Services, Vice President
Chris Sabato                         BISYS Fund Services, Director

E.G. Purcell, III                    BB&T Asset Management, Inc., Senior Vice President
Kelly F. Clark                       BB&T Asset Management, Inc., Vice President, Director of Compliance

         Audit Committee. The purposes of the Audit Committee are to oversee the Trust's accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; to consider the selection of independent public accountants for the Trust and the scope of the audit; and to act as a liaison between the Trust's independent auditors and the full Board of Trustees. Messrs. Kagan, Lambeth, and Stewart and Ms. Bingham serve on this Committee; Mr. Kagan serves as chair of the committee. For the fiscal year ended September 30, 2003, there were two meetings of the Audit Committee.

         Nominating Committee. The purpose of the Nominating Committee is to recommend qualified candidates to the Board in the event that a position is vacated or created. Messrs. Kagan, Lambeth, and Stewart and Ms. Bingham serve on this committee; Mr. Lambeth serves as chair of the committee. The Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominations Committee in care of BB&T Funds. During the fiscal year ended September 30, 2003, the Nominating Committee did not meet.

         Ownership of Securities. As of December 31, 2003, each of the Trustees beneficially owned equity securities of the Trust as follows:

THE FOLLOWING TABLE SHOWS INFORMATION FOR TRUSTEES WHO ARE NOT "INTERESTED PERSONS" OF BB&T FUNDS AS DEFINED IN THE 1940 ACT:

      (1)                          (2)                                        (3)

                         DOLLAR RANGE OF EQUITY       AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                               SECURITIES           REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN
NAME OF TRUSTEE         IN THE EQUITY INDEX FUND                FAMILY OF INVESTMENT COMPANIES
  Thomas W. Lambeth               None                                    $1-$10,000

  Robert W. Stewart          $10,001-$50,000                               >$100,000

  Drew T. Kagan                   None                                  $10,001-$50,000

  Laura C. Bingham                None                                  $10,001-$50,000

  Richard F. Baker*               None                                    $1-$10,000

THE FOLLOWING TABLE SHOWS INFORMATION FOR TRUSTEES WHO ARE "INTERESTED PERSONS" OF BB&T FUNDS AS DEFINED IN THE 1940 ACT:

      (1)                               (2)                                            (3)

                                                              AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                         DOLLAR RANGE OF EQUITY SECURITIES       OVERSEEN BY REGISTERED INVESTMENT COMPANIES
NAME OF TRUSTEE              IN THE EQUITY INDEX FUND             TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
   W. Ray Long                         None                                         >$100,000

   Kenneth L. Miller                   None                                         >$100,000

         As of April 9, 2004, the officers and Trustees owned less than 1% of any class of any Fund.

                              COMPENSATION TABLE**

                               AGGREGATE        PENSION OR RETIREMENT    ESTIMATED TOTAL      COMPENSATION FROM
                           COMPENSATION FROM     BENEFITS ACCRUED AS     ANNUAL BENEFITS      BB&T FUNDS PAID TO
NAME OF PERSON, POSITION    THE BB&T FUNDS      PART OF FUND EXPENSES    UPON RETIREMENT            TRUSTEE
------------------------   -----------------    ---------------------    ---------------      ------------------
W. Ray Long                    $20,000                   None                  None                 $20,000
Trustee
William E. Graham*             $22,250                   None                  None                 $22,250
Trustee
Thomas W. Lambeth              $22,250                   None                  None                 $22,250
Trustee
Robert W. Stewart              $22,250                   None                  None                 $22,250
Trustee
Kenneth L. Miller              $     0                   None                  None                 $     0
Trustee
Drew T. Kagan                  $22,250                   None                  None                 $22,250
Trustee
Laura C. Bingham               $22,250                   None                  None                 $22,250
Trustee
Richard F. Baker*              $22,250                   None                  None                 $22,250
Trustee

*Mr. Graham resigned as a trustee of the BB&T Funds on November 19, 2003. Mr. Baker resigned as a trustee of the BB&T Funds on April 2, 2004.

**Figures are for the Funds' fiscal year ended September 30, 2003. BB&T Funds includes twenty-six separate series.

CODES OF ETHICS

         BB&T Funds, BB&T Asset Management and BISYS Fund Services, L.P. have each adopted a code of ethics ("Codes") pursuant to Rule 17j-1 of the 1940 Act, and these Codes permit personnel covered by the Codes to invest in securities, including securities that may be purchased or held by the Fund, subject to certain restrictions.

INVESTMENT ADVISER

         Investment Adviser Of the Fund. Investment advisory and management services are provided to each Fund of BB&T Funds by BB&T Asset Management, Inc. ("BB&T Asset Management") pursuant to an Investment Advisory Agreement ("Advisory Agreement") dated February 1, 2001.

         Under the Advisory Agreement between BB&T Funds and BB&T Asset Management, the fee payable to BB&T Asset Management by the Equity Index Fund, for investment advisory services is: (a) no fee for periods that all of the Fund's assets are invested in the Master Portfolio, (b) a fee computed daily and paid monthly at the annual rate of fifty one hundredths of one percent (0.50%) of the Fund's average daily net assets if the Fund's assets are not invested in the Master Portfolio and the Adviser has assumed active management of the Fund's portfolio, or (c) such fee as may from time to time be agreed upon in writing by BB&T Funds and BB&T Asset Management. A fee agreed to in writing from time to time by BB&T Funds and BB&T Asset Management may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower the Fund's expenses and increase the net income of the Fund during the period when such lower fee is in effect.

         The Advisory Agreement provides that BB&T Asset Management shall not be liable for any error of judgment or mistake of law or for any loss suffered by BB&T Funds in connection with the performance of such Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of BB&T Asset Management in the performance of its duties, or from reckless disregard by BB&T Asset Management of its duties and obligations thereunder.

         Unless sooner terminated, the Advisory Agreement will continue in effect until September 30, 2004 as to each of the Funds and from year to year if such continuance is approved at least annually by BB&T Funds' Board of Trustees or by vote of the holders of a majority of the outstanding Shares of that Fund (as defined under "GENERAL INFORMATION - Miscellaneous"). The Advisory Agreement is terminable as to a particular Fund at any time upon 60 days written notice without penalty by the Trustees, by vote of the holders of a majority of the outstanding Shares of that Fund, or by BB&T Asset Management. The Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

         For the fiscal years ended December 31, 2003 and December 31, 2002, the Fund's Adviser received no investment advisory fees.

         In April 2002, BB&T Asset Management, LLC., a wholly owned subsidiary of Branch Banking and Trust Co., reorganized as BB&T Asset Management, Inc. a. wholly owned subsidiary of BB&T Corporation, the parent of Branch Banking and Trust Co. BB&T Asset Management, Inc. now serves as investment adviser to BB&T Funds. Management and investment advisory personnel of BB&T Asset Management, LLC that provided investment management services to BB&T Funds now do so as the personnel of BB&T Asset Management, Inc.

         The Fund's Adviser has agreed to contractually waive and/or reimburse fees in order to keep total operating expenses for Class A Shares, Class B Shares, and Class C Shares from exceeding 0.70%, 1.45%, and 1.45%, respectively, through December 31, 2004.

         Investment Adviser Of the Master Portfolio. The advisor to the Master Portfolio is Barclays Global Fund Advisors ("BGFA"). BGFA is an indirect subsidiary of Barclays Bank PLC. Pursuant to an Investment Advisory Contract ("Advisory Contract") with the Master Portfolio, BGFA provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. Pursuant to the Advisory Contract, BGFA furnishes to the Master Portfolio's Boards of Trustees periodic reports on the investment strategy and performance of the Master Portfolio. The Advisory Contract is required to be approved annually by (i) MIP's Board of Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Master Portfolio, provided that in either event the continuance also is approved by a majority of MIP's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of MIP or BGFA, by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Contract is terminable without penalty, on 60 days written notice by MIP's Board of Trustees or by vote of a majority of the interest holders in the Master Portfolio or, on not less than 60 days written notice, by BGFA. The Advisory Contract will terminate automatically if assigned.

         BGFA is entitled to receive monthly fees at the annual rate of 0.05% of the average daily net assets of the Master Portfolio as compensation for its advisory services to the Master Portfolio. The Advisory Contract provides that the advisory fee is accrued daily and paid monthly. This advisory fee is an expense of the Master Portfolio borne proportionately by its interestholders, such as the Fund.

         BGFA has agreed to provide to the Master Portfolio, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition, credit conditions and average maturities of the Master Portfolio's investment portfolio.

         For the fiscal years ended December 31, 2003, December 31, 2002 and December 31, 2001, BGFA received investment advisory fees from the Master Portfolio of $1,436,333, $1,291,462, and $1,422,538 respectively.

         Approval of Investment Advisory Agreement. In determining to approve the most recent annual extension of the Fund's investment management agreement, the Trustees met over the course of the year with the relevant investment advisory personnel from the Adviser and considered information provided by the Adviser relating to the education, experience and number of investment professionals and other personnel providing services under that agreement. The Trustees also took into account the time and attention devoted by senior management to the Fund and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Fund and concluded that the human resources devoted by the Adviser to the Fund were appropriate to fulfill effectively the Adviser's duties under the agreement. The Trustees also considered the business reputation of the Adviser, its financial resources and its professional liability insurance coverage and concluded that the Adviser would be able to meet any reasonably foreseeable obligations under the agreement.

         The Trustees received information concerning the investment philosophy and investment process applied by the Adviser in managing the Fund. In this connection, the Trustees considered the Adviser's in-house research capabilities as well as other resources available to the Adviser's personnel, including research services available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients. The Trustees concluded that the Adviser's investment process, research capabilities and philosophy were well suited to the Fund, given the Fund's investment objectives and policies.

         The Trustees considered the scope of the services provided by the Adviser to the Fund under the Advisory Agreement relative to services provided by third parties to other mutual funds. The Trustees noted that the Adviser's standard of care was comparable to that found in most mutual fund investment advisory agreements. The Trustees concluded that the scope of the Adviser's services to the Fund was consistent with the Fund's operational requirements, including, in addition to its investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements and related shareholder services.

         The Trustees considered the quality of the services provided by the Adviser to the Fund. The Trustees evaluated the Adviser's record with respect to regulatory compliance and compliance with the investment policies of the Fund. The Trustees also evaluated the procedures of the Advisor designed to fulfill the Advisor's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Adviser's code of ethics (regulating the personal trading of its officers and employees) (see "Code of Ethics" above), the procedures by which the Adviser allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Adviser in these matters. The Trustees also received information concerning standards of the Adviser with respect to the execution of portfolio transactions. See "Portfolio Transactions" below.

         The Trustees considered the Adviser's management of non-advisory services provided by persons other than the Adviser by reference, among other things, to the Fund's total expenses and the reputation of the Fund's other service providers. See "Expenses" below. The Trustees also considered information provided by third parties relating to the Fund's investment performance relative to its performance benchmark(s), relative to other similar accounts managed by the Advisers and relative to funds managed similarly by other advisers. The Trustees reviewed performance over various periods, including one, five and ten year calendar year periods when applicable, performance under different market conditions and during different legs of the market cycle, the volatility of the Funds' returns, as well as factors identified by the Adviser as contributing to the Fund's performance. The Trustees concluded that the scope and quality of the Adviser's services, including the investment performance of the Fund, was sufficient, in light of market conditions, performance attribution, the resources brought to bear by the Adviser, the integrity of the Adviser, its personnel and systems, and the financial resources of the Adviser, to merit reapproval of the agreement for another year.

         In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the Advisory Agreement. The Trustees reviewed information supplied by third parties concerning fees paid to investment advisers of similarly-managed funds. The Trustees also considered the fees of the Fund as a percentage of assets at different asset levels and possible economies of scale to the Adviser. The Trustees evaluated the Adviser's profitability with respect to the Fund, concluding that such profitability was not inconsistent with levels of profitability that had been determined by courts not to be "excessive." For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Adviser, but also took into account so-called "fallout benefits" to the Adviser such as reputational value derived from serving as investment adviser to the Fund. In evaluating the Fund's advisory fees, the Trustees also took into account the complexity of investment management for the Fund relative to other types of funds.

         Based on the foregoing, the Trustees concluded that the fees to be paid the Adviser under the advisory agreement/contracts were fair and reasonable, given the scope and quality of the services rendered by the Adviser.

         Compensation. The Trustees receive fees and are reimbursed for expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of BISYS Fund Services, BISYS Fund Services Ohio, Inc. or Branch Banking and Trust Company receives any compensation from BB&T Funds for acting as a Trustee.

         The officers of BB&T Funds receive no compensation directly from BB&T Funds for performing the duties of their offices. BISYS Fund Services, L.P. receives fees from BB&T Funds for acting as Administrator and BISYS Fund Services Ohio, Inc. receives fees from BB&T Funds for acting as Transfer Agent and for providing fund accounting services to BB&T Funds.

PROXY VOTING POLICIES AND PROCEDURES

         The Board of Trustees has delegated the authority to vote proxies on behalf of the Funds of the Trust that own voting securities to BB&T Asset Management. Proxy voting policies and procedures for BB&T Asset Management are attached as Appendix B.

         Proxy voting policies of the Master Portfolio. The Master Portfolio has adopted as its proxy voting policies the proxy voting guidelines of BGFA, the investment adviser to the Master Portfolio. The Master Portfolio has delegated to BGFA the responsibility for voting proxies on the portfolio securities held by the Master Portfolio. Therefore, the remainder of this section discusses BGFA's proxy voting guidelines.

         BGFA votes (or refrains from voting) proxies for the Master Portfolio in a manner that BGFA, in the exercise of its independent business judgment, concludes is in the best economic interests of the Master Portfolio. In some cases, BGFA may determine that it is in the best interests of the Master Portfolio to refrain from exercising the Master Portfolio's proxy voting rights (such as, for example, proxies on certain non-U.S. securities which might impose costly or time-consuming in-person voting requirements). BGFA will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BGFA's proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BGFA may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of the Master Portfolio. BGFA votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the Master Portfolio, the Master Portfolio's affiliates (if any), BGFA or BGFA's affiliates, or SEI Investments Distribution Co. ("SEI") or SEI's affiliates. When voting proxies, BGFA attempts to ensure that companies follow practices that advance their economic value and allow the market to place a proper value on their assets. With respect to certain specific issues:

     - BGFA generally supports management in the election of directors and generally supports proposals that strengthen the independence of boards of directors;

     - BGFA generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Master Portfolio investing in such issuer; and

     - BGFA generally votes against anti-takeover proposals and proposals which would create additional barriers or costs to corporate transactions.

     BGFA maintains institutional policies and procedures which are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and the Master Portfolio, the Master Portfolio's affiliates (if any), BGFA or BGFA's affiliates, or SEI or SEI's affiliates, from having any influence on BGFA's proxy voting activity. In this way, BGFA seeks to prevent conflicts of interest that might influence BGFA's independent business judgment on how to vote on specific proxy issues (or to refrain from voting). In certain instances, BGFA may determine to engage an independent fiduciary to vote proxies as a further safeguard to avoid the influence of a potential conflict of interest or as otherwise required by applicable law. Such independent fiduciary may either (i) vote such proxy, or (ii) provide BGFA with instructions as to how to vote such proxy. In the latter case, BGFA would vote the proxy in accordance with the independent fiduciary's instructions.

PORTFOLIO TRANSACTIONS

         General. BGFA assumes general supervision over placing orders on behalf of the Master Portfolio for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of BGFA and in a manner deemed fair and reasonable to interestholders. In executing portfolio transactions and selecting brokers or dealers, BGFA seeks to obtain the best overall terms available for the Master Portfolio. In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The primary consideration is prompt execution of orders at the most favorable net price. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Portfolio securities ordinarily are purchased directly from the issuer or from an underwriter or market maker. The prices paid to the underwriters of newly issued securities usually include a concession paid by the issuer to the underwriter, and purchases of securities from market makers may include the spread between the bid and asked price.

         Portfolio turnover may vary from year to year, as well as within a year. Portfolio turnover rates over 100%, although unexpected, may result in comparatively greater brokerage expenses. High portfolio turnover can also result in larger amounts of short-term capital gains allocable to interestholders.

         The Master Portfolio's purchase and sale orders for securities may be combined with those of other accounts that BGFA manages or advises, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When BGFA determines that a particular security should be bought or sold for the Master Portfolio and other accounts managed by BGFA, it undertakes to allocate those transactions among the participants equitably. BGFA may deal, trade and invest for its own account in the types of securities in which the Master Portfolio may invest. BGFA may from time to time execute trades on behalf of and for the account of the Master Portfolio with brokers or dealers that are affiliated with BGFA.

         Brokerage Commissions. For the periods shown below, the Master Portfolio paid brokerage commissions in the dollar amounts shown below. None of the brokerage commissions were paid to affiliated brokers.

                                           FISCAL                       FISCAL                    FISCAL
                                         YEAR ENDED                   YEAR ENDED                YEAR ENDED
MASTER PORTFOLIO                         12/31/2001                   12/31/2002                12/31/2003
Master Portfolio                          $ 319,381                    $342,491                   $98,111

Securities of Regular Broker/Dealers. On December 31, 2003, the Master Portfolio owned securities of its "regular brokers or dealers" (as defined in the 1940
Act), or its parents, as follows:

   BROKER/DEALER OR PARENT                        AMOUNT
   -----------------------                        ------
Citigroup Inc.                                 $ 87,186,043
Morgan Stanley                                 $ 21,823,066
Wachovia Corp.                                 $ 21,474,263
Merrill Lynch & Co. Inc.                       $ 19,303,709
Goldman Sachs Group Inc. (The)                 $ 16,276,332
Bank of New York Co. Inc. (The)                $  8,920,508
Lehman Brothers Holdings Inc.                  $  7,300,842
State Street Corp.                             $  6,060,133

GLASS-STEAGALL ACT

         In 1971, the United States Supreme Court held in INVESTMENT COMPANY INSTITUTE V. CAMP that the Federal statute commonly referred to as the Glass-Steagall Act prohibits a bank from operating a mutual fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in BOARD OF GOVERNORS OF THE FEDERAL RESERVE SYSTEM V. INVESTMENT COMPANY INSTITUTE that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the BOARD OF GOVERNORS case, the Supreme Court also stated that if a bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

         BB&T Asset Management believe that they possess the legal authority to perform the services for the Fund contemplated by the Advisory Agreement and described in the Prospectus and this Statement of Additional Information and has so represented in the Advisory Agreement. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict BB&T Asset Management from continuing to perform such services for BB&T Funds. Depending upon the nature of any changes in the services which could be provided by BB&T Asset Management, the Board of Trustees of BB&T Funds would review BB&T Funds' relationship with BB&T Asset Management and consider taking all action necessary in the circumstances.

         Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of BB&T Asset Management or their affiliated and correspondent banks (the "Banks") in connection with Customer's purchases of Shares of the Fund, the Banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in the Fund's method of operations would affect its net asset value per Share or result in financial losses to any Customer.

MANAGER AND ADMINISTRATOR

         ADMINISTRATOR OF THE FUND. BISYS Fund Services, L.P. serves as Administrator (the "Administrator") to the Fund pursuant to the Management and Administration Agreement dated as of June 1, 2000, as amended (the "Administration Agreement"). The Administrator is wholly owned by The BISYS Group, Inc., 150 Clove Road, Little Falls, New Jersey 07424, a publicly owned company engaged in information processing, loan servicing and 401(k) administration and recordkeeping services to and through banking and other financial organizations. The Administrator assists in supervising all operations of the Fund (other than those performed by BB&T Asset Management under the Advisory Agreement, those performed by Investor's Bank & Trust under its custodial services agreements with BB&T Funds and those performed by BISYS Fund Services Ohio, Inc. under its transfer agency and shareholder service and fund accounting agreements with BB&T Funds). The Administrator is a broker- dealer registered with the Securities and Exchange Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.

         Under the Administration Agreement, the Administrator has agreed to maintain office facilities for BB&T Funds, to maintain the Fund's financial accounts and records, and to furnish BB&T Funds statistical and research data, and certain other services required by BB&T Funds. The Administrator prepares annual and semi-annual reports to the Securities and Exchange Commission, prepares Federal and state tax returns, prepares filings with state securities commissions, and generally assists in supervising all aspects of the Fund's operations (other than those performed by BB&T Asset Management under the Advisory Agreement, those by BB&T and Investor's Bank & Trust under their custodial services agreements with BB&T Funds and those performed by BISYS Fund Services Ohio, Inc. under its transfer agency and shareholder service and fund accounting agreements with BB&T Funds). Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

         Under the Administration Agreement for expenses assumed and services provided as manager and administrator, the Administrator receives a fee from the Fund equal to the lesser of (a) a fee computed at the annual rate of twenty one-hundredths of one percent (0.20%) of such Fund's average daily net assets or
(b) such fee as may from time to time be agreed upon in writing by BB&T Funds and the Administrator. A fee agreed to in writing from time to time by BB&T Funds and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of such Fund during the period when such lower fee is in effect.

         For its services as administrator and expenses assumed pursuant to the Administration Agreement, the Administrator received the following fees:

                                FISCAL YEAR ENDED                  FISCAL YEAR ENDED                FISCAL YEAR ENDED
                                DECEMBER 31, 2003                  DECEMBER 31, 2002                DECEMBER 31, 2001
                                           ADDITIONAL                         ADDITIONAL                       ADDITIONAL
                             PAID        AMOUNT WAIVED         PAID         AMOUNT WAIVED        PAID        AMOUNT WAIVED
--------------------------------------------------------------------------------------------------------------------------
Equity Index Fund            $  0         $   216,400          $  0           $ 166,759          $  0          $   84,804
--------------------------------------------------------------------------------------------------------------------------

         The Administration Agreement shall, unless sooner terminated as provided in the Administration Agreement (described below), will continue until May 31, 2005. Thereafter, the Administration Agreement shall be renewed automatically for successive one year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to the Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days notice by BB&T Funds' Board of Trustees or by the Administrator.

         The Administration Agreement provides that the Administrator shall not be liable for any loss suffered by BB&T Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

         ADMINISTRATOR AND PLACEMENT AGENT OF THE MASTER PORTFOLIO. BGI serves as administrator of the Master Portfolio. BGI provides the Master Portfolio with administrative services, including general supervision of the Master Portfolio's non-investment operations, coordination of the other services provided to the Master Portfolio, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Master Portfolio's trustees and officers. BGI also furnishes office space and certain facilities to conduct the Master Portfolio's business, and compensates MIP's Trustees, officers and employees who are affiliated with BGI. BGI is not entitled to compensation for providing administration services to the Master Portfolio for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI or an affiliate receives advisory fees from the Master Portfolio. BGI has contracted with Investors Bank & Trust Company ("IBT") to provide certain sub-administration services for the Master Portfolio, and BGI pays IBT for those services out of the fees BGI receives for its services as administrator.

     SEI Investments Distribution Co. ("SEI") is the placement agent for the Master Portfolio. SEI is a registered broker/dealer located at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI does not receive compensation from the Master Portfolio for acting as placement agent.

DISTRIBUTOR

         BISYS Fund Services LP serves as distributor to the Fund pursuant to a Distribution Agreement dated November 9, 2000, (the "Distribution Agreement"). The Distribution Agreement provides that, unless sooner terminated it will continue in effect for continuous one-year periods if such continuance is approved at least annually (i) by BB&T Funds' Board of Trustees or by the vote of a majority of the outstanding Shares of the Fund subject to such Distribution Agreement, and (ii) by the vote of a majority of the Trustees of BB&T Funds who are not parties to such Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to such Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

         No compensation is paid to the Distributor under the Distribution Agreement. However, the Distributor is entitled to receive payments under the Distribution and Shareholder Services Plan, dated November 9, 2000, (the "Distribution Plan"). Under the Distribution Plan, a Fund will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to fifty one-hundredths of one percent (0.50%) of the average daily net assets of Class A Shares of the Fund, one percent (1.00%) of the average daily net assets of Class B Shares of the Fund, and one percent (1.00%) of the average daily net assets of Class C Shares of the Fund. The Distributor may periodically waive all or a portion of the fee with respect to the Fund in order to increase the net investment income of the Fund available for distribution as dividends. The Distributor has agreed with BB&T Funds to reduce its fee under the Distribution Plan to an amount not to exceed twenty-five one-hundredths of one percent (0.25%) of the average daily net assets of Class A Shares of the Fund.

         For the fiscal year ended December 31, 2003, the Distributor received the following fees:

                              CLASS A SHARES              CLASS B SHARES                 CLASS C SHARES
                          -----------------------       ----------------------        ------------------------
                                       ADDITIONAL                   ADDITIONAL                      ADDITIONAL
                          AMOUNT         AMOUNT         AMOUNT        AMOUNT          AMOUNT          AMOUNT
YEAR ENDED                 PAID          WAIVED          PAID         WAIVED           PAID           WAIVED
----------                 ----          ------          ----         ------           ----           ------
 12/31/03                $435,196       $217,598       $104,549          $0           $8,711            $0

         The Distribution Plan was initially approved on August 18, 1992 by BB&T Funds' Board of Trustees, including a majority of the trustees who are not interested persons of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Plan (the "Independent Trustees"). An Amended and Re-Executed Distribution Plan was approved on November 9, 2000. The Distribution Plan provides for fees only upon the Class A, Class B, and Class C Shares of the Fund.

         The Distribution Agreement is the successor to the previous distribution agreement, which terminated automatically by its terms upon consummation of the acquisition of Winsbury by The BISYS Group, Inc. The Distribution Agreement was unanimously approved by the Board of Trustees of BB&T Funds, and is materially identical to the terminated distribution agreement.

         In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan may be terminated with respect to the Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A, Class B, or Class C Shares of the Fund. The Distribution Plan may be amended by vote of BB&T Funds' Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan that would materially increase the distribution fee with respect to the Fund requires the approval of the holders of the Fund's Class A, Class B, and Class C Shares. BB&T Funds' Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made.

         The Distributor may use the distribution fee to provide distribution assistance with respect to the Fund's Class A, Class B, and Class C Shares or to provide shareholder services to the holders of such Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies and investment counselors but not including banks), broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with distribution assistance or (ii) to pay banks, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of shareholder services. All payments by the Distributor for distribution assistance or shareholder services under the Distribution Plan will be made pursuant to an agreement (a "Servicing Agreement") between the Distributor and such bank, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (hereinafter referred to individually as "Participating Organizations"). A Servicing

Agreement will relate to the provision of distribution assistance in connection with the distribution of the Fund's Class A, Class B, and Class C Shares to the Participating Organization's customers on whose behalf the investment in such Shares is made and/or to the provision of shareholder services to the Participating Organization's customers owning the Fund's Class A, Class B, and Class C Shares. Under the Distribution Plan, a Participating Organization may include Southern National Corporation or a subsidiary bank or nonbank affiliates, or the subsidiaries or affiliates of those banks. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws (including the Glass-Steagall Act) and regulations.

         The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor's actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor's actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from the Fund the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year.

         The Distribution Plan also contains a so-called "defensive" provision applicable to all classes of Shares. Under this defensive provision to the extent that any payment made to the Administrator, including payment of administration fees, should be deemed to be indirect financing of any activity primarily intended to result in the sale of Shares issued by BB&T Funds within the context of Rule 12b-1 under the 1940 Act, such payment shall be deemed to be authorized by the Distribution Plan.

         The Glass-Steagall Act and other applicable laws prohibit banks generally from engaging in the business of underwriting securities, but in general do not prohibit banks from purchasing securities as agent for and upon the order of customers. Accordingly, BB&T Funds will require banks acting as Participating Organizations to provide only those services which, in the banks' opinion, are consistent with the then current legal requirements. It is possible, however, that future legislative, judicial or administrative action affecting the securities activities of banks will cause BB&T Funds to alter or discontinue its arrangements with banks that act as Participating Organizations, or change its method of operations. It is not anticipated, however, that any change in a Fund's method of operations would affect its net asset value per share or result in financial loss to any customer.

Expenses

         BB&T Asset Management and the Administrator each bear all expenses in connection with the performance of their services as Adviser and Administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for the Fund. Each BB&T Fund bears the following expenses relating to its operations: taxes, interest, any brokerage fees and commissions, fees and travel expenses of the Trustees of BB&T Funds, travel expenses of officers of the BB&T Funds, Securities and Exchange Commission fees, state securities qualification and renewal fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current Shareholders, outside auditing and legal expenses, amortized organizational expenses, advisory and administration fees, fees and certain reimbursable expenses of the custodian and the transfer agent, fees and certain reimbursable expenses for fund accounting services, expenses incurred for pricing securities owned by a Fund, certain insurance premiums, costs of maintenance of a Fund's existence, costs and expenses of Shareholders' and Trustees' reports and meetings, and any extraordinary expenses incurred in its operation. As a general matter, expenses are allocated to the Class A, Class B, Class C and Trust Class of the Fund on the basis of the relative net asset value of each class. At present, the only expenses that will be borne solely by Class A, Class B, and Class C Shares, other than in accordance with the relative net asset value of the class, are expenses under the Distribution Plan which relate only to the Class A, Class B, and Class C Shares.

SECURITIES LENDING AGENT

         BB&T Funds has retained U.S. Bancorp Asset Management ("U.S. Bancorp AM") as its securities lending agent and will compensate that firm based on a percentage of the profitability generated by securities lending transactions effected on the behalf of BB&T Funds.

CUSTODIAN

          Investors Bank & Trust Company ("IBT") located at 200 Clarendon Street, Boston, MA 02111, serves as custodian of the assets of the Equity Index Fund and the Master Portfolio. As a result, IBT has custody of all securities and cash of Equity Index Fund and the Master Portfolio, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Equity Index Fund and Master Portfolio. The custodian is in no way responsible for any of the investment policies or decisions of the Equity Index Fund and Master Portfolio.

TRANSFER AGENT AND FUND ACCOUNTING SERVICES

         BISYS Fund Services Ohio, Inc. serves as transfer agent to the Fund pursuant to a Transfer Agency Agreement with BB&T Funds.

         IBT, 200 Clarendon Street, Boston, MA 02111, provides fund accounting services to the Fund pursuant to a Fund Accounting Agreement with BB&T Funds.

         IBT also acts as transfer agent and dividend-disbursing agent for the Master Portfolio.

INDEPENDENT AUDITORS

         KPMG LLP ("KPMG"), 99 High Street, Boston, Massachusetts 02110, has been selected as independent auditors.

LEGAL COUNSEL

         Ropes & Gray LLP, One Metro Center, 700 12th St., N.W., Suite 900, Washington, DC 20005-3948 are counsel to BB&T Funds.

                             ADDITIONAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

         BB&T Funds (previously BB&T Mutual Funds Group) was organized as a Massachusetts business trust by the Agreement and Declaration of Trust, dated October 1, 1987, under the name "Shelf Registration Trust IV." BB&T Funds' Agreement and Declaration of Trust has been amended three times: (1) on June 25, 1992 to change the Trust's name, (2) on August 18, 1992, to provide for the issuance of multiple classes of shares, and (3) on May 17, 1999 to change the Trust's name. A copy of BB&T Funds' Amended and Restated Agreement and Declaration of Trust, (the "Declaration of Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest. BB&T Funds presently has twenty-six series of Shares offered to the public which represent interests in the U.S. Treasury Fund, the Prime Money Market Fund, the Large Company Value Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, the West Virginia Fund, the Short-Intermediate Fund, the Intermediate U.S. Government Bond Fund, the Intermediate Corporate Bond Fund, the Balanced Fund, the Large Company Growth Fund, the Small Company Growth Fund, the International Equity Fund, the Capital Appreciation Fund, the Mid Cap Value Fund, the Equity Index Fund, the Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund, and the Capital Manager Aggressive Growth Fund, respectively. BB&T Funds' Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of BB&T Funds into one or more additional series.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Fund's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of BB&T

Funds, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

         Shares of BB&T Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only Shareholders of such series or class shall be entitled to vote thereon, and
(iii) only the holders of Class A, Class B, and Class C Shares will be entitled to vote on matters submitted to Shareholder vote with regard to the Distribution Plan applicable to such class. There will normally be no meetings of Shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the Shareholders, at which time the Trustees then in office will call a Shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of BB&T Funds and filed with BB&T Funds' custodian or by vote of the holders of two-thirds of the outstanding shares of BB&T Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares of any Fund. Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

         As used in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of BB&T Funds or a particular Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of BB&T Funds or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of BB&T Funds or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of BB&T Funds or such Fund.

SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, Shareholders could, under certain circumstances, be held personally liable for the obligations of BB&T Funds. However, BB&T Funds' Declaration of Trust disclaims Shareholder liability for acts or obligations of BB&T Funds and requires that notice of such disclaimer be given in every agreement, obligation or instrument entered into or executed by BB&T Funds or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any Shareholder of such Fund held liable on account of being or having been a Shareholder. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.

         The Agreement and Declaration of Trust states further that no Trustee, officer or agent of BB&T Funds shall be personally liable in connection with the administration or preservation of the assets of BB&T Funds or the conduct of BB&T Funds' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act expect for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Agreement and Declaration of Trust also provides that all persons having any claim against the Trustees or BB&T Funds shall look solely to the assets of BB&T Funds for payment.

MASTER PORTFOLIO ORGANIZATION

         The Master Portfolio is a series of Master Investment Portfolio ("MIP"), an open-end, series management investment company organized as Delaware statutory trust. MIP was organized on October 20, 1993. MIP currently consists of thirteen series, including the Master Portfolio. In accordance with Delaware law and in connection with the tax treatment sought by MIP, the Declaration of Trust provides that its investors are personally responsible for Trust liabilities and obligations, but only to the extent the Trust property is insufficient to satisfy such liabilities and obligations. The Declaration of Trust also provides that MIP must maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its investors, trustees, officers, employees and agents covering possible tort and other liabilities, and that investors will be indemnified to the extent they are held liable for a disproportionate share of MIP's obligations. Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance existed and MIP itself was unable to meet its obligations.

         The Declaration of Trust further provides that obligations of MIP are not binding upon its trustees individually but only upon the property of MIP and that the trustees will not be liable for any action or failure to act, but nothing in the Declarations of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the trustee's office.

         The interests in the Master Portfolio have substantially identical voting and other rights as those rights enumerated above for shares of the Fund. MIP is generally not required to hold annual meetings, but is required by
Section 16(c) of the 1940 Act to hold a special meeting and assist investor communications under certain circumstances. Whenever the Fund is requested to vote on a matter with respect to the Master Portfolio, the Fund will vote its shares in the Master Portfolio in the same proportion as votes the Master Portfolio receives from other Feeder Funds.

MISCELLANEOUS

         BB&T Funds may include information in its Annual Reports and Semi-Annual Reports to Shareholders that (1) describes general economic trends,
(2) describes general trends within the financial services industry or the mutual fund industry, (3) describes past or anticipated portfolio holdings for one or more of the Funds within BB&T Funds, or (4) describes investment management strategies for such Funds. Such information is provided to inform Shareholders of the activities of BB&T Funds for the most recent fiscal year or half-year and to provide the views of the Adviser and/or BB&T Funds officers regarding expected trends and strategies.

         The organizational expenses of each Fund of BB&T Funds are amortized over a period of two years from the commencement of the public offering of Shares of the Fund. On June 30, 1998, the Funds adopted Statement of Position
(SOP) 98-5, "Reporting on the Costs of Start-Up Activities." Under the provisions of SOP 98-5, costs associated with organizing a fund which commences operating subsequent to June 30, 1998, must be expensed as incurred and may not be amortized over future periods. Accordingly, costs incurred in connection with the organization of Funds commencing operations subsequent to June 20, 1998, like the Equity Index Fund, will be paid during their first year of operations. In the event any of the initial Shares of BB&T Funds are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial Shares being redeemed bears to the total number of initial Shares outstanding at the time of redemption. Investors purchasing Shares of the Fund subsequent to the date of the Prospectus and this Statement of Additional Information bear such expenses only as they are amortized against a Fund's investment income.

         BB&T Funds is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of BB&T Funds.

         As of April 9, 2004, the following persons owned of record or beneficially 5% or more of the Class A or Class B Shares of the Fund. Those shareholders who beneficially own 25% or more of the outstanding shares of a Fund may be deemed to be controlling persons of that Fund under the 1940 Act.

   Name, Address of Owner                        Percent of Shares Owned
   ----------------------                        -----------------------
                                 CLASS A SHARES

Branch Banking & Trust Co
W.E. Stanley & Co Omnibus Acct                               57.00%
300 E Wendover Ave
Greensboro, NC 27415

Wilbranch & Co                                               33.05%
Pt No Fee Dr
223 W Nash St
Wilson, NC 27894

                                 CLASS B SHARES

Donaldson Lufkin Jenrette                                    20.59%
Securities Corporation Inc
P O Box 2052
Jersey City, NJ 073032052

                                 CLASS C SHARES

Mcb Trust Services Cust Or Trustee                           79.88%
Krb Seed Company LLC
700 17th St Ste 150
Denver, CO 80202

Scott Stringfellow Inc                                        7.35%
A C 2997-1317
909 East Main Street
Richmond, VA 23219

         The Prospectus of the Fund and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

         The Prospectus of the Fund and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus of the Fund and this Statement of Additional Information.

                              FINANCIAL STATEMENTS

Audited Financial Statements as of December 31, 2003 are incorporated by reference herein, and included in the Annual Report to Shareholders, dated as of December 31, 2003, which has been previously sent to Shareholders of the Fund pursuant to the 1940 Act and previously filed with the Securities and Exchange Commission. A copy of the Annual Report and the Fund's latest Semi-Annual Report may be obtained without charge by contacting the distributor at 3435 Stelzer Road, Columbus, Ohio 43219 or by telephoning toll-free at (800) 228-1872.

                                   APPENDIX A

         The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch IBCA, Duff & Phelps ("Fitch IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

         LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

         Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1,2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa      Bonds which are rated Aaa are judged to be of the best
quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa       Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A        Bonds which are rated A possess many favorable investment
attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa      Bonds which are rated Baa are considered as medium-grade
obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba       Bonds which are rated Ba are judged to have speculative
elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         Description of the five highest long-term debt ratings by S & P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA      An obligation rated `AAA' has the highest rating assigned by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         AA       An obligation rated `AA' differs from the highest rated
obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A        An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB      An obligation rated `BBB' exhibits adequate protection
parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         BB       An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         Description of the three highest long-term debt ratings by Fitch IBCA:

         AAA      Highest credit quality. `AAA' ratings denote the lowest
expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         AA       Very high credit quality. `AA' ratings denote a very low
expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         A        High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

         Moody's description of its three highest short-term debt ratings:

         Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

-        Leading market positions in well-established industries.

-        High rates of return on funds employed.

- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         S & P's description of its three highest short-term debt ratings:

         A-1      A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         A-2      A short-term obligation rated `A-2' is somewhat more
susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         A-3      A short-term obligation rated `A-3' exhibits adequate
protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Fitch IBCA's description of its three highest short-term debt ratings:

F1       Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2       Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3       Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

SHORT-TERM LOAN/MUNICIPAL NOTE RATINGS

Moody's description of its two highest short-term loan/municipal note ratings:

MIG 1/VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

SHORT-TERM DEBT RATINGS

         Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

         BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

         The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

         The TBW Short-Term Rating apply only to unsecured instruments that have a maturity of one year or less.

         The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

         TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

         TBW-2 The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

         TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4 The lowest rating category; this rating is regarded as non investment grade and therefore speculative.

                                   APPENDIX B

                      PROXY VOTING POLICIES AND PROCECURES
                         OF BB&T ASSET MANAGEMENT, INC.

13.1. AUTHORIZATION TO VOTE PROXIES

Each client whose account is assigned to a BB&T AM JAR, when executing his or her Advisory Contract with BB&T AM, may select whether he or she wishes to be responsible for voting his or her proxies or whether he or she instead authorizes BB&T AM to vote proxies on behalf of the client. BB&T AM shall not cause to be voted the proxies of any client who indicates that he or she wishes to be responsible for voting his or her proxies. With respect to any BB&T AM client who has not executed an Advisory Contract with BB&T AM that includes a proxy voting selection provision, BB&T AM will cause the proxies of such client to be voted, until such time as the client instructs BB&T AM to the contrary or unless the client has otherwise arranged for their proxies to be delivered to them for voting.

BB&T AM may also cause to be voted the proxies for securities held by any BB&T Fund whose board of trustees has authorized BB&T AM to do so.

13.2. PROXY COMMITTEE

With respect to clients' securities (including BB&T Funds' securities) for which BB&T AM has responsibility for voting proxies, the Proxy Committee of BB&T AM will monitor corporate actions, make voting decisions, ensure proxies are submitted timely, and, as described in Section 13.5.2, below, make determinations regarding actual or potential conflicts of interests. The Proxy Committee may elect to engage (or terminate) the services of a third party provider to perform or assist with one or more of these functions. BB&T AM has engaged Institutional Shareholder Services ("ISS") to monitor corporate actions, make voting recommendations, ensure proxies are submitted timely, and maintain the records described in Section 13.7(b & c), below.

Except as provided in Section 13.5, below, to the extent that any member of the Proxy Committee reviews a given ISS recommendation and determines that the best interests of the BB&T AM clients who hold the proxies would likely be better served by rejecting the ISS recommendation, then the member shall promptly notify the Proxy Committee, which shall then review the issue and determine, based on the principles set forth in Sections 13.3 and 13.4, below, whether to accept or reject the ISS recommendation. If the Proxy Committee chooses to reject the ISS recommendation, it shall instruct ISS to vote the proxies accordingly and shall forward to the Director of Compliance originals or copies of all documents that memorialize the basis for the decision and all documents created by the Proxy Committee or by any other area or employee of BB&T AM that were material to making the decision.

13.3. PROXIES WILL BE VOTED IN ACCORDANCE WITH THE CLIENTS' BEST INTERESTS

It is BB&T AM's policy that all proxies for clients' securities be voted strictly in accordance with the best interests of the clients' accounts. The key element underlying any evaluation of the interests of a client in a proposal, election, or issue presented to a shareholder vote is the effect, if any, the proposal, election, or issue could have on the current or future value of the investment.

13.4. PROXY VOTING DETERMINATION GUIDELINES

As discussed in Section 13.2, above, BB&T AM has engaged ISS to make voting recommendations with respect to proxies for clients' securities. BB&T AM accordingly relies on ISS's voting policies and judgments, which BB&T AM has found to be sound and well regarded. Nevertheless, as also discussed in Section 13.2, above, BB&T AM reserves the right to reject any given ISS recommendation, except as provided in Section 13.5, below. In determining whether to reject an ISS recommendation, BB&T AM will be guided by the policy expressed in Section 13.3, above, and the following guidelines.

Generally, BB&T AM will support company managements which, in its opinion, have the intent and ability to maximize shareholder wealth over the long term. Long term shareholder value need not be sacrificed in favor of short term gains. Proposals that diminish the rights of shareholders or diminish management or board accountability to the shareholders will typically be opposed. However, reasonable measures that provide the board or management with flexibility for negotiation during unsolicited takeover attempts might be supported provided that such measures do not deter every potential acquisition. Likewise, compensation plans that appear excessive relative to comparable companies' compensation packages and/or appear unreasonable in light of the performance of the issuer will typically be opposed. Matters involving social issues or corporate responsibility will be evaluated principally based on their likely impact on the economic value of the issuer.

13.5. CONFLICTS OF INTERESTS

In some circumstances, an issuer's proxies may present an actual or potential conflict of interests between BB&T AM and a client account holding securities of the issuer. As explained in section 13.3, above, it is BB&T AM's policy that all proxies for a client's securities be voted strictly in accordance with the best interests of the client's account. Nevertheless, BB&T AM also employs additional safeguards in situations potentially involving a material conflict of interests.

         13.5.1. BB&T CORPORATION STOCK

         BB&T AM is a wholly-owned subsidiary of BB&T Corporation, which is an issuer of equity securities. If a client's account holds BB&T Corporation common stock and the client has authorized BB&T AM to vote proxies on the client's behalf, then a potential conflict of interests exists with respect to BB&T AM's ability to vote proxies for such stock because BB&T AM and its employees are controlled (directly or indirectly) by BB&T Corporation and its management. Such management will often have a stake in, or an opinion regarding, the subject of a shareholder vote. As a result, to the extent that BB&T AM is authorized to vote proxies on behalf of its clients who hold shares of BB&T Corporation common stock, BB&T AM will rely exclusively upon the recommendations made by ISS with respect to BB&T Corporation proxies and will not consider rejecting such recommendations.

         13.5.2. OTHER MATERIAL CONFLICTS OF INTERESTS

         The Proxy Committee will compile, maintain, and update a list of issuers with which BB&T AM or its affiliates has such a relationship that proxies presented with respect to such issuers may give rise to a material conflict of interests. Examples may include issuers for which BB&T AM manages a pension or employee benefits plan or for which a BB&T AM affiliate is known by the Proxy Committee to provide brokerage, underwriting, insurance, or banking services. To the extent that BB&T AM receives proxies from such issuers for clients who have authorized BB&T AM to vote their proxies, the Proxy Committee will examine the proxy solicitations and assess the potential conflict in order to determine what procedures to employ with respect to the proxy. Likewise, the Proxy Committee will make such an examination and determination with respect to other proxy solicitations that may give rise to a material conflict of interests, such as where BB&T AM or one or more of its executives or directors has a business or personal relationship with a proponent of a proxy proposal, a participant in a proxy contest, a corporate director, or a candidate for a directorship. Depending on the circumstances, the Proxy Committee may:

                  (a) Cause the proxies to be voted according to ordinary guidelines and procedures if it determines that the proxies do not present a material conflict of interests and documents its reasons for making that determination and delivers such documentation to the Director of Compliance; or

                  (b) Where the client is a BB&T Fund, BB&T AM must disclose the material conflict of interests to the Fund's board of trustees (or a committee of the board) and obtain the board's (or committee's) consent or direction to vote the proxies; and/or

                  (C) Rely exclusively upon the recommendation made by ISS and not consider rejecting such recommendation if the Proxy Committee determines that a material conflict of interests exists and documents that determination and delivers such documentation to the Director of Compliance.

         13.5.3. BB&T FUNDS PROXIES

         To the extent that BB&T AM is authorized to vote proxies on behalf of its clients who hold shares or interests in any BB&T Fund, BB&T AM will rely exclusively upon the recommendations made by ISS with respect to such BB&T Fund proxies and will not consider rejecting such recommendations.

13.6. PROVIDING INFORMATION REGARDING PROXY VOTING POLICIES AND PROCEDURES

Upon opening any new client account, BB&T will provide the client with the Description of BB&T Asset Management's Proxy Voting Policies and Procedures ("Description"), which shall be a concise summary of the policies and procedures, shall indicate that a copy of the full policies and procedures is available upon request, and shall include instructions for obtaining information regarding how a client's proxies were voted. (A copy of the Description is included at Appendix V.) The Proxy Committee or its delegate shall be responsible for providing a copy of the full policies and procedures and of information regarding how a client's proxies were voted to any client who so requests. The Proxy Committee or its delegate shall also forward to the Director of Compliance the client's written request for information regarding how the client's proxies were voted and a copy of BB&T AM's written response to any such written or oral request.

13.7. RECORD-KEEPING

The Director of Compliance shall maintain the following materials for five years in an easily accessible place (the first two years in BB&T AM's home office):

         (a) BB&T AM's proxy voting policies and procedures;

         (b) Proxy statements received regarding client securities;

         (c) Records of votes cast by BB&T AM (including by any third party provider, such as ISS, that BB&T AM has engaged to cast votes) on behalf of any client;

         (d) Copies of all documents created by BB&T AM that were material to making a decision as to how to vote proxies on behalf of a client or that memorialize the basis for such a decision;

         (e) Copies of all written client requests for information on how BB&T AM voted proxies on behalf of the client, and copies of all written responses by BB&T AM to any written or oral client request for information on how BB&T AM voted proxies on behalf of the client;

         (f) All documents received from the Proxy Committee pursuant to Sections 13.2 and 13.5.2, above.

BB&T AM may satisfy requirements (b) and (c), above, by relying on a third party, such as ISS, to make and retain the relevant documents on BB&T AM's behalf if BB&T AM first obtains an undertaking from the third party to provide a copy of the documents promptly upon request. BB&T AM also may satisfy the requirements of (b), above, by relying on obtaining a copy of a proxy statement from the SEC's EDGAR system.

PART C. OTHER INFORMATION

Item 23. Exhibits

         (a) Amended and Restated Agreement and Declaration of Trust dated May 17, 1999 is incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24, 1993).

         (b) Bylaws, Amended and Restated November 8, 1996 are incorporated by reference to Exhibit (2) to Post Effective Amendment No. 11 to the Registration Statement of the Registrant on Form N-1A (filed February 14, 1997).

         (c)      (1)      Article III, Article V, Article VIII, Section 4, and
                           Article IX, Sections 1, 4, 5, and 7 of the Amended and Restated Declaration of Trust dated August 18,
                           1992, is incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 1 to the Registration
                           Statement on Form N-1A (filed March 24, 1993).

                  (2) Article 9, Article 10, Section 6, Article 11 of the By-laws responsive to this item is incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (filed July 2, 1997).

         (d)      (1)      Amended and Restated Investment Advisory Agreement
                           between the Registrant and BB&T Asset Management,
                           Inc. dated May 23, 2003 is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A (filed
                           January 30, 2004).

                  (2) Form of Revised Schedule A to Investment Advisory Agreement is incorporated by reference to Exhibit
                           (d)(2) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A (filed March 6,
                           2003).

                  (3) Form of Sub-Advisory Contract between BB&T Asset Management, Inc. and UBS Global Asset Management (Americas) Inc. is incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (filed April 30, 2003).

                  (4) Sub-Advisory Agreement between BB&T Asset Management, Inc. (formerly BB&T Asset Management LLC) and Federated Investment Management Company dated February 1, 2001, including Schedules A, B, and C, is incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (filed November 15, 2002).

                  (5) Sub-Advisory Agreement between BB&T Asset Management, Inc. (formerly BB&T Asset Management LLC) and Federated Investment Management Company dated October 9, 2001, including Schedules 1, 2, and 3, is incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (filed November 15, 2002).

                  (6) Sub-Advisory Agreement between BB&T Asset Management, Inc. and Scott & Stringfellow, Inc. is incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A (filed April 15, 2004).

                  (7) Form of Schedule A to the Sub-Advisory Agreement between BB&T Asset Management, Inc. and Scott & Stringfellow, Inc. is incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A (filed April 15, 2004).

         (e)      (1)      Form of Amended Distribution Agreement between the
                           Registrant and BISYS Fund Services LP dated May 23,
                           2003 including Schedules A, B, C and D is incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 34 to the Registration
                           Statement on Form N-1A (filed November 25, 2003).

         (f)      (1)      Custody Agreement between the Registrant and Branch
                           Banking and Trust Company dated February 1, 2001 is incorporated by reference to Exhibit (f)(1) to Post-Effective Amendment No. 29 to the Registration
                           Statement on Form N-1A (filed November 15, 2002).

                  (2) Form of Revised Schedules A, B, and C to the Custody Agreement between the Registrant and Branch Banking and Trust Company is incorporated by reference to Exhibit (f)(2) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A (filed March 6, 2003).

                  (3) Custody Agreement between the Registrant and Bank of New York is incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 11 to the Registration Statement of the Registrant on Form N-1A (filed February 14, 1997).

                  (4) Form of Foreign Custody Manager Agreement and the Amendment to the Foreign Custody Manager Agreement between the Registrant and Bank of New York is incorporated by reference to Exhibit (f)(2) to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A (filed July 23, 2001).

                  (5) Custody Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit 23(g)(5) to Post-Effective Amendment No. 11 to the Registration Statement of the Registrant on Form N-1A (filed February 14, 1997).

                  (6) Form of Custody Agreement between the Registrant and Investor's Bank & Trust Company is incorporated by reference to exhibit (f)(5) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A (filed November 17, 2000).

         (g)      (1)      Administration Agreement between the Registrant and
                           BISYS Fund Services LP dated June 1, 2000 (formerly
                           The Winsbury Company Limited Partnership) is incorporated by reference to exhibit (g)(1) to Post-Effective Amendment No. 23 to the Registration
                           Statement on Form N1-A (filed March 1, 2001).

                  (2) Form of Revised Schedule A to the Administration Agreement between the Registrant and BISYS Fund Services LP is incorporated by reference to Exhibit
                           (g)(2) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A (filed March 6,
                           2003).

                  (3) Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc. (formerly The Winsbury Company Limited Partnership) is incorporated by reference to exhibit (g)(3) to Post-Effective Amendment No. 23 to the Registration Statement on Form N1-A (filed March 1, 2001).

                  (4) Form of Schedule A to the Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc. is incorporated by reference to Exhibit (g)(4) to Post-Effective

                           Amendment No. 36 to the Registration Statement on Form N-1A (filed April 15, 2004).

                  (5) Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc. (formerly The Winsbury Company Limited Partnership) is incorporated by reference to exhibit (g)(5) to Post-Effective Amendment No. 23 to the Registration Statement on Form N1-A (filed March 1, 2001).

                  (6) Form of Revised Schedule A to the Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc. is incorporated by reference to Exhibit (g)(6) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A (filed March 6, 2003).

                  (7) License Agreement between the Registrant and Branch Banking and Trust Company is incorporated by reference to Exhibit 9(d) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24, 1993).

         (h)      (1)      Form of Sub-Accounting Agreement between BB&T Funds
                           and the Pershing Division of Donaldson, Lufkin &
                           Jenrette Securities Corporation dated September 10,
                           2002 is incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 32 to the
                           Registration Statement on Form N-1A (filed March 6,
                           2003).

                  (2) Form of Schedule A to the Sub-Accounting Agreement between BB&T Funds and the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation is incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A (filed March 6, 2003).

                  (3) Form of Shareholder Servicing Agreement between BB&T Funds and the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation dated September 10, 2002 is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A (filed March 6,
                           2003).

                  (4) Form of Schedule A to the Shareholder Servicing Agreement between BB&T Funds and the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation is incorporated by reference to Exhibit
                           (h)(5) to Post-Effective

                           Amendment No. 32 to the Registration Statement on Form N-1A (filed March 6, 2003).

         (i)      (1)      Opinion of Ropes & Gray is filed herewith.

         (j)      (1)      Consent of Ropes & Gray is filed herewith.

         (j)      (2)      Consent of KPMG LLP is filed herewith.

         (j)      (3)      Consent of PricewaterhouseCoopers LLP is filed
                           herewith.

         (k)               Not applicable.

         (l) Purchase Agreement dated September 3, 1992 between Registrant and Winsbury Associates is incorporated by reference to Exhibit 13 of Pre-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-1A (filed September 23, 1992).

         (m)      (1)      Form of Amended and Restated Distribution and
                           Shareholder Services Plan as Amended November 9, 2000 between the Registrant and BISYS Fund Services
                           Limited Partnership is incorporated by reference to exhibit (l)(1) to Post-Effective Amendment No. 23 to the Registration Statement on Form N1-A (filed March
                           1, 2001).

                  (2) Form of Servicing Agreement with respect to Shareholder Services between Branch Banking and Trust Company and Universal Pensions, Inc. is incorporated by reference to Exhibit (l)(2) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (filed November 15, 2002).

                  (3) Form of Revised Schedule A to the Servicing Agreement with Branch Banking and Trust Company and BISYS Fund Services Limited Partnership (formerly The Winsbury Company Limited Partnership) is incorporated by reference to exhibit (l)(3) to Post-Effective Amendment No. 23 to the Registration Statement on Form N1-A (filed March 1, 2001).

         (n)      (1)      Form of Amended Multiple Class Plan dated January
                           26, 2004 is incorporated by reference to Post-Effective Amendment No. 36 to the Registration
                           Statement on Form N-1A (filed April 15, 2004).

         (p)      (1)      Code of Ethics for BB&T Funds dated November 8,
                           1994 and amended February 11, 2000 is incorporated by reference to Exhibit (n)(1) to Post-Effective
                           Amendment No. 21 to the Registration Statement of the
                           Registrant on Form N-1A (filed November 17, 2000).

                  (2) Code of Ethics for BB&T Asset Management Inc. is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A (filed April 15, 2004).

                  (3) Code of Ethics for UBS Global Asset Management (Americas) Inc. is incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A (filed April 15, 2004).

                  (4) Code of Ethics for Federated Investment Management Company is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A (filed April 15, 2004).

                  (5) Code of Ethics for BISYS Fund Services LP dated January 1, 2004 is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A (filed April 15, 2004).

                  (6) Code of Ethics for Scott & Stringfellow, Inc. is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A (filed April 15, 2004).

Item 24. Persons Controlled By or Under Common Control with Registrant

                  None.

Item 25. Indemnification

         Article VIII, Sections 1 and 2 of the Registrant's Declaration of Trust provides as follows:

         "Trustees, Officers, etc.

         Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

         Compromise Payment

         Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office."

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         Indemnification for the Group's principal underwriter is provided for in the Distribution Agreement incorporated herein by reference as
         Exhibit 6(a).

         In addition, the Trust maintains a directors and officer liability insurance policy with a maximum coverage of $3,000,000.

Item 26. Business and Other Connections of Investment Adviser and Investment Sub-Advisers.

         BB&T Asset Management, Inc. ("BB&T Asset Management") is the investment adviser to each fund. BB&T Asset Management is a wholly-owned subsidiary of BB&T Corporation ("BB&T"), a financial holding company that is a North Carolina Corporation head quartered in Winston-Salem, North Carolina. Through its subsidiaries, BB&T operates over 1,350 banking offices in the Carolinas Georgia, Virginia, Maryland, West Virginia, Kentucky, Tennessee, Florida, Alabama, Indiana, and Washington, D.C. As of December 31, 2003, BB&T Corporation had assets of approximately $90.5 Billion.

         BB&T and its subsidiaries also offer full-service commercial and retail banking and additional financial services such as insurance, investments, retail brokerage, corporate finance, international banking, leasing and trust. BB&T has provided investment management services through its Trust and Investment Services Division since 1912. BB&T Asset Management employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T has managed common and collective investment funds for its fiduciary accounts for more than 20 years and currently manages assets of more than $14 billion.

         Set forth below is information as to any other business, vocation or employment of a substantial nature (other than service in wholly-owned subsidiaries or the parent corporation of BB&T) in which each director or senior officer of the Registrant's investment adviser is, or at any time during the past two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with BB&T Asset    Other business, profession,
        Management, Inc.              vocation, or employment
Keith F. Karlawish
Director                                President

Richard B. Jones
Director                                Senior Vice President

David R. Ellis
Director                                Senior Vice President

James L. Luke
Director                                Senior Vice President

Paige C. Henderson
Director                                Senior Vice President

Robert F. Millikan
Director                                Senior Vice President

David M. Arthur
Director                                Senior Vice President

         UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), located at One North Wacker Drive, Chicago, IL 60606, began managing institutional assets in 1974 through its predecessor entities, including Brinson Partners, Inc. and First Chicago Investment Advisors. Swiss Bank Corporation ("SBC") acquired the firm in 1995. In 1998, SBC merged with Union Bank of Switzerland to form UBS AG. UBS Global AM is a member of the UBS Global Asset Management business group (the "Group") of UBS AG. As of December 31, 2002, UBS Global AM had approximately $34.0 billion in assets under management and the Group had approximately $403 billion in assets under management.

         Federated Investment Management Company ("Federated IMC") serves as the Sub-Adviser to the Prime Money Market Fund pursuant to a Sub-Advisory Agreement with BB&T Asset Management. Under the Sub-Advisory Agreement, Federated IMC manages the Fund, selects its investments, and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the BB&T Funds' Board of Trustees and BB&T Asset Management and in accordance with the Prime Money Market Fund's investment objective, policies and restrictions.

         Federated IMC's address is: Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. Federated IMC and other subsidiaries of Federated Investors, Inc. advise approximately 185 mutual funds and separate accounts, which totaled approximately $163.6 billion in assets as of September 30, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers. The list required by this Item 26 of officers and directors of Federated IMC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Federated IMC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-34612).

Item 27. Principal Underwriters.

         (a) BISYS Fund Services Limited Partnership ("BISYS" or the "Distributor") acts as principal underwriter for the following investment companies:

                  American Independence Funds Trust
                  American Performance Funds

                  AmSouth Funds
                  BB&T Funds
                  The Coventry Group
                  The Eureka Funds
                  First Focus Funds
                  The Hirtle Callaghan Trust
                  HSBC Advisor Funds Trust
                  HSBC Investor Funds
                  HSBC Investor Portfolios
                  The Infinity Mutual Funds, Inc.
                  Kensington Funds
                  LEADER Mutual Funds
                  Legacy Funds Group
                  MMA Praxis Mutual Funds
                  Mercantile Funds, Inc.
                  Old Westbury Funds, Inc.
                  Pacific Capital Funds
                  USAllianz Variable Insurance Products Trust
                  Variable Insurance Funds
                  Vintage Mutual Funds, Inc.

BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS' main address is 100 SUMMER ST. 15TH FLOOR, Boston, Massachusetts 02110. Office of Supervisory Jurisdiction (OSJ) Branch is at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

         (b) Information about Directors and Officers of BISYS is as follows:

       Name and Address          Position with Underwriter   Position with Fund
BISYS Fund Services Ohio, Inc.     Sole Limited Partner             None
3435 Stelzer Road
Columbus, OH  43219

BISYS Fund Services, Inc.*         Sole General Partner             None
3435 Stelzer Road
Columbus, OH  43219

* Richard F. Froio: Executive Representative and Supervising Principal

* William J. Tomko:  Supervising Principal, Columbus OSJ

         (c) Not Applicable.

Item 28.          Location of Accounts and Records

                  Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are as follows:

                  (1)      BB&T Funds
                           3435 Stelzer Road
                           Columbus, Ohio 43219
                           Attention: Secretary
                           (Registrant)

                  (2)      BB&T Asset Management, Inc.
                           434 Fayetteville Street Mall
                           Raleigh, North Carolina 27601
                           Attention: Trust Investments
                           (Investment Adviser)

                  (3)      UBS Global Asset Management
                           51 W. 52nd Street
                           New York, New York 10019
                           (Investment Sub-Adviser to the International Equity
                           Fund)

                  (4)      Federated Investors, Inc.
                           Federated Investors Tower
                           1001 Liberty Avenue
                           Pittsburgh, PA 15222-3779
                           (Investment Sub-Adviser to the Prime Money Market
                           Fund)

                  (5)      BISYS Fund Services LP
                           3435 Stelzer Road
                           Columbus, Ohio  43219
                           (Manager, Administrator and Distributor)

                  (6)      Branch Banking and Trust Company
                           434 Fayetteville Street Mall
                           Raleigh, NC  27601
                           (Custodian)

                  (7)      BISYS Fund Services Ohio, Inc.
                           3435 Stelzer Road
                           Columbus, Ohio  43219
                           (Transfer and Shareholder Servicing Agent, Provider of Fund Accounting Services)

                  (8)      Bank of New York
                           90 Washington Street, 22nd Floor
                           New York, NY 10286
                           (Custodian to the International Equity Fund)

                  (9)      State Street Bank and Trust Company
                           2 Avenue de LaFayette
                           LCC-5th Floor
                           Boston, Massachusetts 02111
                           (Custodian to the Prime Money Market Fund)

                  (10)     Investor's Bank & Trust
                           John Hancock Tower
                           200 Clarendon Street
                           Boston, Massachusetts 02117-9130
                           (Sub-Administrator, Custodian and Fund Accountant for Equity Index Fund)

                  (11 )    Ropes & Gray
                           One Metro Center, 700 12th Street, N.W., Suite 900 Washington, D.C. 20005-3948
                           (Declaration of Trust, Bylaws, Minutes Book)

Item 29.          Management Services

                  None.

Item 30.          Undertakings

                  The Registrant undertakes to call a meeting of Shareholders, at the request of at least 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                  The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                     NOTICE

         A copy of the Agreement and Declaration of Trust, as amended, of the BB&T Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by officers of the registrant as officers and not individually and that the obligations of or arising out of this instrument are not binding upon any of the trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 37 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia on this 29th day of April, 2004.

                                                        BB&T FUNDS Fund

                                                        /s/ George O. Martinez
                                                        ----------------------
                                                        *George O. Martinez
                                                        President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 37 has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                   Title                     Date
       ---------                   -----                     ----
/s/ George O. Martinez           President              April 29, 2004
----------------------
*George O. Martinez

/s/ William E. Graham            Trustee                April 29, 2004
---------------------
*William E. Graham

/s/ Thomas W. Lambeth            Trustee                April 29, 2004
---------------------
*Thomas W. Lambeth

/s/ Troy A. Sheets               Treasurer              April 29, 2004
------------------
*Troy A. Sheets

/s/ W. Ray Long                  Trustee                April 29, 2004
---------------
*W. Ray Long

/s/ Robert W. Stewart            Trustee                April 29, 2004
---------------------
*Robert W. Stewart

/s/ Kenneth L. Miller            Trustee                April 29, 2004
---------------------
*Kenneth L. Miller

/s/ Drew T. Kagan                Trustee                April 29, 2004
-----------------
*Drew T. Kagan

/s/ Laura C. Bingham             Trustee                April 29, 2004
--------------------
*Laura C. Bingham

*By: /s/Alan G. Priest
     -----------------
     Alan G. Priest

  Attorney-in-Fact, pursuant to powers of attorney filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment No. 37 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco, State of California on the 29th day of April 2004.

MASTER INVESTMENT PORTFOLIO     S&P 500 INDEX MASTER PORTFOLIO

By: /S/ MICHAEL A. LATHAM
    ---------------------
Michael A. Latham
Secretary and Treasurer
(Principal Financial Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

            SIGNATURES                     TITLE                          DATE
/S/ MICHAEL A. LATHAM             Secretary and Treasurer             April 29, 2004
-------------------------------   (Principal Financial Officer)
Michael A. Latham

/S/ JACK S. EUPHRAT               Trustee                             April 29, 2004
-------------------------------
Jack S. Euphrat*

/S/ LEE T. KRANEFUSS              Chairman, President                 April 29, 2004
-------------------------------   (Principal Executive Officer)
Lee T. Kranefuss*                 and Trustee

/S/ W. RODNEY HUGHES              Trustee                             April 29, 2004
-------------------------------
W. Rodney Hughes*

/S/ LEO SOONG                     Trustee                             April 29, 2004
-------------------------------
Leo Soong*

/S/ MARY G.F. BITTERMAN           Trustee                             April 29, 2004
-------------------------------
Mary G.F. Bitterman*

/S/ RICHARD K. LYONS              Trustee                             April 29, 2004
-------------------------------
Richard K. Lyons*

* Michael A. Latham signs this document pursuant to powers of attorney as filed herewith.

                            *By:  /S/ MICHAEL A. LATHAM
                                  ---------------------
                                  Michael A. Latham
                                  Attorney-in-Fact

                                POWER OF ATTORNEY

         William E. Graham, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 30, 2002                                    /s/ William E. Graham
                                                    ------------------------
                                                       William E. Graham

                                POWER OF ATTORNEY

         Laura C. Bingham, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, her true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 30, 2002                                     /s/ Laura C. Bingham
                                                      ------------------------
                                                        Laura C. Bingham

                                POWER OF ATTORNEY

         Walter B. Grimm, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: November 19, 2003                             /s/ George O. Martinez
                                                     ---------------------------
                                                     George O. Martinez

                                POWER OF ATTORNEY

         Thomas W. Lambeth, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 30, 2002                                 /s/ Thomas W. Lambeth
                                             -----------------------------------
                                                    Thomas W. Lambeth

                                POWER OF ATTORNEY

         Troy A. Sheets, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: November 7, 2002                              /s/ Troy A. Sheets
                                                   ------------------------
                                                     Troy A. Sheets

                                POWER OF ATTORNEY

         W. Ray Long, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 30, 2002                                     /s/ W. Ray Long
                                                    -------------------------
                                                        W. Ray Long

                                POWER OF ATTORNEY

         Robert W. Stewart, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 30, 2002                                 /s/ Robert W. Stewart
                                                 ---------------------------
                                                    Robert W. Stewart

                                POWER OF ATTORNEY

         Kenneth L. Miller, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and awful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: November 7, 2002                          /s/ Kenneth L. Miller
                                                 -----------------------------
                                                 Kenneth L. Miller

                                POWER OF ATTORNEY

         Drew T. Kagan, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 30, 2002                                   /s/ Drew T. Kagan
                                                   ------------------------
                                                      Drew T. Kagan

                                POWER OF ATTORNEY
                                 WITH RESPECT TO
                       BARCLAYS GLOBAL INVESTORS FUNDS AND
                          MASTER INVESTMENT PORTFOLIOS

Know all men by these presents that each of the Trustees of Barclays Global Investors Funds and Master Investment Portfolios (the "Trusts") whose names and signatures appear below, constitutes and appoints Lee T. Kranefuss, Michael Latham, Marco E. Adelfio and Susan C. Mosher, his or her attorneys-in-fact, with power of substitution, and each of them in any and all capacities, to sign any registration statements and amendments thereto for the Trusts and to file the same with exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that said attorney-in-fact, or his or her substitute or substitutes, may do or cause to be done by virtue hereof.

                                                                  April 18, 2003



      /s/ Mary G.F. Bitterman                     /s/ Jack S. Euphrat
      -----------------------                     -------------------
Name: Mary G.F. Bitterman                   Name: Jack S. Euphrat



      /s/ W. Rodney Hughes                        /s/ Lee T. Kranefuss
      --------------------                        --------------------
Name: W. Rodney Hughes                      Name: Lee T. Kranefuss



      /s/ Richard K. Lyons                        /s/ Leo Soong
      --------------------                        -------------
Name: Richard K. Lyons                      Name: Leo Soong

                                  EXHIBIT INDEX

Exhibit No.             Description Page
-----------             ----------------
  (i)(1)       Opinion of Ropes & Gray LLP

  (j)(1)       Consent of Ropes & Gray LLP

  (j)(2)       Consent of KPMG LLP

  (j)(3)       Consent of PricewaterhouseCoopers LLP